================================================================================
                                                           SEC File Nos. 2-97999
                                                                        811-4321
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             Registration Statement
                                      under
                           the Securities Act of 1933

                         Post-Effective Amendment No. 29

                             Registration Statement
                                      under
                       the Investment Company Act of 1940

                                Amendment No. 25


                     JPMORGAN VALUE OPPORTUNITIES FUND, INC.
               (Exact name of registrant as specified in charter)

                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                    (Address of principal executive offices)


               Registrant's Telephone Number, Including Area Code:
                                 (202) 842-5665


                                Jeffrey L. Steele
                        WASHINGTON MANAGEMENT CORPORATION
                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                     (Name and address of agent for service)


                                   Copies to:
                            JOHN JUDE O'DONNELL, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                           805 Fifteenth Street, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)


The Registrant filed its 24f-2 Notice for fiscal 2001 on March 5, 2002.

                  Approximate Date of Proposed Public Offering:

/X/ It is proposed that this filing will become effective on May 1. 2002 filing pursuant to paragraph (b) (1) of Rule 485.
===============================================================================

PROSPECTUS MAY 1, 2002

JPMORGAN U.S. EQUITY FUNDS
CLASS A, CLASS B, AND CLASS C SHARES


BALANCED FUND

CAPITAL GROWTH FUND

CORE EQUITY FUND

DISCIPLINED EQUITY FUND (CLASS A AND CLASS B)

DYNAMIC SMALL CAP FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

GROWTH AND INCOME FUND

MID CAP GROWTH FUND (CLASS A AND CLASS B)

MID CAP VALUE FUND

SMALL CAP EQUITY FUND (CLASS A AND CLASS B)

SMALL CAP GROWTH FUND

U.S. EQUITY FUND

VALUE OPPORTUNITIES FUND (CLASS A AND CLASS B)


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Balanced Fund                                                          1

Capital Growth Fund                                                    8

Core Equity Fund                                                      13

Disciplined Equity Fund                                               18

Dynamic Small Cap Fund                                                23

Equity Growth Fund                                                    28

Equity Income Fund                                                    33

Growth and Income Fund                                                38

Mid Cap Growth Fund                                                   43

Mid Cap Value Fund                                                    48

Small Cap Equity Fund                                                 53

Small Cap Growth Fund                                                 58

U.S. Equity Fund                                                      63

Value Opportunities Fund                                              68

The Funds' Management and Administration                              73

How Your Account Works                                                77

   Know Which Classes to Buy                                          77

   About Sales Charges                                                77

   General                                                            78

   Buying Fund Shares                                                 79

   Selling Fund Shares                                                80

   Exchanging Fund Shares                                             81

   Other Information Concerning the Funds                             81

   Distributions and Taxes                                            82

Shareholder Services                                                  83

Risk and Reward Elements                                              84

Financial Highlights                                                  86

How To Reach Us                                               Back cover

JPMORGAN BALANCED FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks to provide a balance of current income and growth of capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks a balance of current income and growth by using the following strategies:
- an active equity management style which focuses on equity securities that it considers most undervalued.
- an active fixed-income management style that focuses primarily on domestic fixed-income securities.

J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the Fund's adviser, may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.


The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the Standard & Poor's 500 Index (S&P 500). The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade by Moody's Investors Service, Inc. (Moody's), Standard &Poor's Corporation (S&P), Fitch Investor's Service Inc. (Fitch), or the equivalent by another national rating organization, or if they are unrated are deemed by the adviser to be of comparable quality.


The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may also invest in mortgage-related securities, collateralized mortgage obligations and real estate investment trusts. The Fund may also enter into "dollar rolls."

The Fund may invest any portion of its assets that are not in equity or fixed-income securities in high quality money market instruments and repurchase agreements.


The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the equity portion of the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria.

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities, asset sectors or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

The Fund's mortgage-related investments involve risk of losses due to payments that occur earlier or later than expected and, like any bond, due to default.

The Fund's performance will also depend on the credit quality of its investments. Securities in the ratings categories Baa3 by Moody's or BBB- by S&P or the equivalent by another national rating organization may have fewer protective provisions and are generally more risky than higher-rated investment grade securities. The issuer may have trouble making principal and interest payment when difficult economic conditions exist.


Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and the Lipper Balanced Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992       5.32%
1993       6.01%
1994      -2.27%
1995      23.83%
1996      11.31%
1997      23.67%
1998      25.04%
1999      13.94%
2000      -2.80%
2001      -5.92%


----------------------------------
BEST QUARTER                13.24%
----------------------------------
                4th quarter, 1998
----------------------------------
WORST QUARTER               -8.06%
----------------------------------
                1st quarter, 2001



* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses and may have higher fees than Class A Shares. The performance for the period before Class A was launched on 10/16/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus of the Fund. During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*



                                             PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES         -11.31            8.72             8.61
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                 -12.15            6.96             7.73
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES          -6.52            6.80             7.12
---------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES         -11.02            9.60             9.19
---------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES          -7.41            9.87             9.19
---------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                      -11.88           10.70            12.94
---------------------------------------------------------------------------------------------
 LEHMAN AGGREGATE BOND INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)          8.42            7.43             7.23
---------------------------------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX (REFLECTS NO
 DEDUCTION FOR TAXES)                           -3.24            8.37             9.54
---------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES


The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                             CLASS A SHARES     CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*         5.75%              NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS         NONE               5.00%             1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                                  CLASS A   CLASS B  CLASS C
                                                  SHARES    SHARES   SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.50      0.50     0.50
 DISTRIBUTION (RULE 12b-1) FEES                    0.25      0.75     0.75
 SHAREHOLDER SERVICE FEES                          0.25      0.25     0.25
 OTHER EXPENSES(1)                                 0.57      0.57     0.57
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                          1.57      2.07     2.07
 FEE WAIVER AND EXPENSE  REIMBURSEMENT(2)         (0.32)    (0.14)   (0.14)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25      1.93     1.93
--------------------------------------------------------------------------------


(1) "Other expenses" are based on expenses incurred for the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.93% and 1.93%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,013       1,353       2,309
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           696          935       1,301       2,261***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           296          635       1,101       2,389
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             196        635         1,101       2,261***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             196        635         1,101       2,389
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN CAPITAL GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap(R) Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMFAM(USA), applies an active equity management style focused on investing in mid-sized companies. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products and services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The securities mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap(R) Growth Index, S&P MidCap 400 Index and the Lipper Mid-Cap Core Funds Index, widely recognized market benchmarks. In the past, the Fund compared its performance to the S&P MidCap 400 Index. The Fund now compares its performance to the Russell Midcap(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS(1)


1992      12.95%
1993      20.17%
1994      -1.31%
1995      22.24%
1996      24.20%
1997      23.37%
1998       5.54%
1999      12.77%
2000      14.17%
2001      -4.52%

------------------------------------
 BEST QUARTER                17.45%
------------------------------------
                 4th quarter, 1998
------------------------------------
 WORST QUARTER              -19.57%
------------------------------------
                 3rd quarter, 1998

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*



                                            PAST 1 YEAR   PAST 5 YEARS    PAST 10 YEARS
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES      -10.01         8.57           11.86
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                           -10.01         6.44           10.01
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES       -6.09         6.57            9.49
-----------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES       -9.72         9.04           12.09
-----------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES       -5.95         9.15           11.99
-----------------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) GROWTH INDEX
 (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                   -20.15         9.02           11.10
-----------------------------------------------------------------------------------------
 S&P MIDCAP 400 INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)      -0.61        16.11           15.10
-----------------------------------------------------------------------------------------
 LIPPER MID-CAP CORE FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)     -4.90        11.28           12.43
-----------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class B was launched on 11/4/93 is based on the performance of Class A Shares of the Fund. The performance for the period before Class C was launched on 1/2/98 is based on the performance of Class B Shares of the Fund since 11/4/93 and Class A Shares of the Fund prior to that date. During these periods, the actual returns of Class B and Class C shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares.

INVESTOR EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A SHARES   CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*           5.75%            NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS           NONE             5.00%             1.00%
--------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)


                                            CLASS A      CLASS B     CLASS C
                                            SHARES       SHARES      SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                             0.40         0.40        0.40
 DISTRIBUTION (RULE 12b-1) FEES              0.25         0.75        0.75
 SHAREHOLDER SERVICE FEES                    0.25         0.25        0.25
 OTHER EXPENSES(1)                           0.47         0.47        0.47
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    1.37         1.87        1.87
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (0.02)       (0.02)      (0.02)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                             1.35         1.85        1.85
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred during the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35%, 1.85% and 1.85%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            705        982         1,280        2,125
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           688        886         1,209        2,059***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           288        586         1,009        2,189
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             188        586         1,009        2,059***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             188        586         1,009        2,189
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN CORE EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

THE FUND'S MAIN INVESTMENT STRATEGY


The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in investment grade debt securities, high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that is greater than or equal to the equity markets.

In managing the Fund, the adviser, JPMFAM(USA), seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994        -4.03%
1995        25.53%
1996        22.54%
1997        33.33%
1998        30.80%
1999        23.59%
2000       -12.19%
2001       -14.41%

-----------------------------------
 BEST QUARTER                22.85%
-----------------------------------
                 4th quarter, 1998
-----------------------------------
 WORST QUARTER              -14.75%
-----------------------------------
                 1st quarter, 2001


* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. During this period, the actual returns of Class B and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance for the period before Class A was launched on 9/10/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                             PAST 1 YEAR.     PAST 5 YEARS.   LIFE OF FUND
------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES       -19.32            8.83           10.70
------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 DISTRIBUTIONS                               -19.32            8.24           10.35
------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 DISTRIBUTIONS AND SALE OF FUND SHARES       -11.77            7.33            9.15
------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES       -19.20            9.71           11.37
------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES       -15.76           10.00           11.37
------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                -11.88           10.70           13.86
------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)     -12.83            9.59           12.09
------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page.
(1) The Fund commenced operations on 4/1/93. Performance for the benchmarks is as of 4/30/93.


INVESTOR EXPENSES FOR CLASS A, B AND C SHARES


The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                            CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
----------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*        5.75%             NONE              NONE
----------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS        NONE              5.00%             1.00%
----------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                             CLASS A     CLASS B    CLASS C
                                             SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                             0.50        0.50       0.50
 DISTRIBUTION (RULE 12b-1) FEES              0.25        0.75       0.75
 SHAREHOLDER SERVICE FEES                    0.25        0.25       0.25
 OTHER EXPENSES(1)                           0.58        0.57       0.58
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    1.58        2.07       2.08
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (0.33)      (0.07)     (0.08)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                             1.25        2.00       2.00
--------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 2.00% and 2.00%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR    3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            695       1,015        1,357       2,319
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           703         942        1,307       2,269***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           303         644        1,111       2,404
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             203        642         1,107       2,269***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             203        644         1,111       2,404
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE


The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500.


THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and mid-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P
500. The Fund does not look to overweight or underweight sectors relative to the S&P 500.

Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

By owning a large number of equity securities within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest any portion of its assets that is not in equity securities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.


The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.


The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investments.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect a front end sales load, which is assessed on Class A Shares or the contingent deferred sales load, which is assessed on Class B Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998        31.98%
1999        18.02%
2000       -11.11%
2001        12.14%

------------------------------------
 BEST QUARTER                22.83%
------------------------------------
                 4th quarter, 1998
------------------------------------
 WORST QUARTER              -15.97%
------------------------------------
                 3rd quarter, 2001

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. Classes A and B were launched on 9/28/01. The Fund's performance is based on the performance of the Fund's Select Class Shares, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus, from 9/10/01 to 9/28/01 (for the table) and from 9/10/01 through 12/31/01 (for the bar chart). Returns for the period 12/31/97 to 9/10/01 reflect performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of, Class A and B Shares) and from 1/3/97 (commencement of operations) to 12/31/97, the institutional feeder (whose investment program was identical to those of Class A and B Shares). During these periods, the actual returns of Class A and B Shares would have been lower than shown because Class A and B Shares have higher expenses than the above-referenced class and feeders.
(1)  The fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                                            PAST 1 YEAR      LIFE OF FUND
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES                      -17.24           8.66
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON DISTRIBUTIONS      -17.55           8.02
-----------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES                      -10.50           6.85
-----------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES                      -16.41           9.66
-----------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                                   -11.88           9.53
-----------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                          -12.83           8.58
-----------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


 *   See footnote on previous page.
(1)  Performance for the benchmarks is as of 1/31/97.

ESTIMATED INVESTOR EXPENSES FOR CLASS A AND B SHARES


The estimated expenses of Class A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         CLASS A SHARES        CLASS B SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                     5.75%                 NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                     NONE                  5.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)


                                               CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                     0.35              0.35
 DISTRIBUTION (RULE 12b-1) FEES                      0.25              0.75
 SHAREHOLDER SERVICE FEES                            0.25              0.25
 OTHER EXPENSES(1)                                   0.39              0.39
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                            1.24              1.74
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)            (0.29)            (0.29)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                     0.95              1.45
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A and B Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.95% and 1.45%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            666        919         1,191       1,965
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           648        820         1,117       1,895***
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             148        520          917        1,895***
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 **  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/BARRA Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest. The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMFAM(USA), applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index and the Lipper Small-Cap Growth Funds Index, widely recognized market benchmarks.


The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS(1)


1998        13.46%
1999        30.13%
2000        11.42%
2001       -14.33%

-------------------------------------
 BEST QUARTER                24.00%
-------------------------------------
                 4th quarter, 1999
-------------------------------------
 WORST QUARTER              -20.82%
-------------------------------------
                 1st quarter, 2001

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                                       PAST 1 YEAR     LIFE OF FUND
-----------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES                 -19.26          13.24
-----------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                         -19.26          12.30
-----------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES                 -11.73          10.96
-----------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES                 -19.14          13.65
-----------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES                 -15.76          13.90
-----------------------------------------------------------------------------------
 S&P SMALLCAP 600/BARRA GROWTH INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)                 -1.18           5.60
-----------------------------------------------------------------------------------
 LIPPER SMALL-CAP GROWTH FUNDS INDEX  (REFLECTS NO
 DEDUCTION FOR TAXES)                                  -12.75           7.32
-----------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



 * The performance for the period before Class C was launched on 1/7/98 is based on the performance for Class B Shares of the fund.
(1) The Fund commenced operations on 5/19/97. Performance for the benchmarks is as of 5/31/97.



INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                            CLASS A SHARES   CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*        5.75%            NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS        NONE             5.00%             1.00%
--------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B, AND C ASSETS)


                                              CLASS A     CLASS B    CLASS C
                                              SHARES      SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                              0.65        0.65       0.65
 DISTRIBUTION (RULE 12b-1) FEES               0.25        0.75       0.75
 SHAREHOLDER SERVICE FEES                     0.25        0.25       0.25
 OTHER EXPENSES(1)                            0.49        0.49       0.49
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                     1.64        2.14       2.14
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)     (0.14)      (0.02)     (0.02)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                              1.50        2.12       2.12
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred in the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.50%, 2.12% and 2.12%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            719        1,050        1,403      2,396
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           715          968        1,347      2,344***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           315          668        1,147      2,471
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             215         668         1,147      2,344***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             215         668         1,147      2,471
--------------------------------------------------------------------------------

  * Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN EQUITY GROWTH FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVES

The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest any portion of its assets that is not in equities or fixed-income securities in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
       OBJECTIVE.

     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM(USA), the adviser, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:


- projected earnings growth rate that is greater than or equal to the equity markets in general


- return on assets and return on equity equal to or greater than the equity markets in general


-    market capitalization of more than $500 million

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in U.S. securities. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets. These risks increase when investing in issuers located in emerging markets.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Growth Index, S&P 500/BARRA Growth Index and the Lipper Large-Cap Growth Funds Index, widely recognized market benchmarks. In the past, the Fund compared its performance to the S&P 500/BARRA Growth Index. The Fund now compares its performance to the Russell 1000(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


     1992                   6.43%
     1993                   2.48%
     1994                  -0.90%
     1995                  25.78%
     1996                  20.52%
     1997                  37.20%
     1998                  41.19%
     1999                  31.54%
     2000                 -23.85%
     2001                 -19.06%

----------------------------------
BEST QUARTER               27.32%
----------------------------------
                4th quarter, 1998
----------------------------------
WORST QUARTER             -18.53%
----------------------------------
                1st quarter, 2001


* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The performance for the period before Class A was launched on 8/13/98 is based on the performance of the Fund's Select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus of the Fund. During this period, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1) The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*



                                                  PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES            -23.71         8.16            9.27
----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                    -25.05         6.84            8.60
----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES            -13.15         6.88            7.99
----------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES            -23.21         9.04            9.85
----------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES            -20.36         9.29            9.84
----------------------------------------------------------------------------------------------
 RUSSELL 1000(R) GROWTH INDEX (REFLECTS
 NO DEDUCTION FOR FEES, EXPENSES OR TAXES)        -20.42         8.27           10.80
----------------------------------------------------------------------------------------------
 S&P 500/BARRA GROWTH INDEX (REFLECTS
 NO DEDUCTION FOR FEES, EXPENSES OR TAXES)        -12.73        11.07           12.30
----------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP GROWTH FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)          -23.87         7.50           10.60
----------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



* See footnote on previous page.


INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          CLASS A SHARES     CLASS B SHARES    CLASS C SHARES
---------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                      5.75%              NONE              NONE
---------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                      NONE               5.00%             1.00%
---------------------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                                 CLASS A   CLASS B   CLASS C
                                                  SHARES    SHARES   SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.50      0.50     0.50
 DISTRIBUTION (RULE 12b-1) FEES                    0.25      0.75     0.75
 SHAREHOLDER SERVICE FEES                          0.25      0.25     0.25
 OTHER EXPENSES                                    0.58      0.60     0.60
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES(1)                       1.58      2.10     2.10
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          (0.33)    (0.12)   (0.12)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25      1.98     1.98
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.98% and 1.98% respectively, of average daily net assets until 4/30/03. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,015       1,357        2,319
-----------------------------------------------------------------------------
 CLASS B SHARES** ($)           701          946       1,318        2,289***
-----------------------------------------------------------------------------
 CLASS C SHARES** ($)           301          646       1,118        2,422
-----------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CLASS B SHARES ($)             201        646         1,118        2,289***
-----------------------------------------------------------------------------
 CLASS C SHARES ($)             201        646         1,118        2,422
-----------------------------------------------------------------------------



  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JP MORGAN EQUITY INCOME FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of primarily income-oriented stocks. Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may also invest in investment grade debt securities, high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval. The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.
     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record. The Fund seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.


     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. * The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000(R) Value Index, S&P 500 Index and the Lipper Equity Income Funds Index, widely recognized market benchmarks. In the past, the Fund has compared its performance to the S&P 500 Index. The Fund now compares its performance to the Russell 1000(R) Value Index. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


          1992                   5.61%
          1993                  12.34%
          1994                  -3.37%
          1995                  33.72%
          1996                  17.87%
          1997                  31.05%
          1998                  26.12%
          1999                  12.70%
          2000                  -4.09%
          2001                 -12.76%

---------------------------------------
BEST QUARTER                    18.81%
---------------------------------------
                     4th quarter, 1998
---------------------------------------
 WORST QUARTER                 -11.92%
---------------------------------------
                     1st quarter, 2001


* The performance for the period before Class B and Class C were launched on 2/16/01 is based on the performance of Class A Shares of the Fund. The actual returns of Class B Shares and Class C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares. The Performance for the period before Class A was launched on 8/24/98 is based on the performance of the fund's select Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During this period the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Select Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*



                                                   PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES             -17.78        8.00           10.26
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                     -17.97        6.50            9.49
---------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES             -10.74        6.62            8.82
---------------------------------------------------------------------------------------------
 CLASS B SHARES-- RETURN BEFORE TAXES              -17.44        8.91           10.87
---------------------------------------------------------------------------------------------
 CLASS C SHARES-- RETURN BEFORE TAXES              -14.00        9.19           10.86
---------------------------------------------------------------------------------------------
 RUSSELL 1000(R) VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)             -5.59       11.13           14.16
---------------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                      -11.88       10.70           12.94
---------------------------------------------------------------------------------------------
 LIPPER EQUITY INCOME FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)            -5.20        8.57           11.18
---------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for theses other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* See footnote on previous page.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
-------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                            5.75%             NONE             NONE
-------------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                            NONE              5.00%            1.00%
-------------------------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                                 CLASS A   CLASS B    CLASS C
                                                 SHARES    SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.40      0.40     0.40
 DISTRIBUTION (RULE 12b-1) FEES                    0.25      0.75     0.75
 SHAREHOLDER SERVICE FEES                          0.25      0.25     0.25
 OTHER EXPENSES(1)                                 0.65      0.66     0.66
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                          1.55      2.06     2.06
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          (0.30)    (0.31)   (0.31)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25      1.75     1.75
--------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75% and 1.75%, Respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,009       1,344       2,290
----------------------------------------------------------------------------
 CLASS B SHARES** ($)           678          916       1,280       2,234***
----------------------------------------------------------------------------
 CLASS C SHARES** ($)           278          616       1,080       2,365
----------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
 CLASS B SHARES ($)             178        616          1,080      2,234***
----------------------------------------------------------------------------
 CLASS C SHARES ($)             178        616          1,080      2,365
----------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN GROWTH AND INCOME FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE

The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing all of its investable assets in the Growth and Income Portfolio, an open-end investment company which has an identical investment objective and the same policies as the Fund. As a result, the strategies and risks outlined below apply to the Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The adviser applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500/BARRA Value Index stocks. The adviser will emphasize companies which are leaders within their sectors. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display or have the potential for displaying level or rising dividends.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market condition, it may invest up to 20% of its total assets in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.


     BEFORE YOU INVEST
          INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.
     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


INVESTMENT PROCESS

In managing the Fund, JPMFAM(USA), the adviser, applies an active equity management style. The Fund focuses on companies with high quality management, with a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU invested.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index and the Lipper Large-Cap Value Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS(1)


          1992                  15.06%
          1993                  12.99%
          1994                  -3.41%
          1995                  27.55%
          1996                  19.38%
          1997                  29.53%
          1998                  14.11%
          1999                   8.09%
          2000                   0.48%
          2001                 -13.48%

---------------------------------------
 BEST QUARTER                    16.63%
---------------------------------------
                    4th quarter, 1998
---------------------------------------
 WORST QUARTER                 -14.31%
---------------------------------------
                    3rd quarter, 2001


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*



                                                    PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES              -18.46         5.53           9.61
-----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                      -18.67         2.94           7.46
-----------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES              -11.24         4.35           7.64
-----------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES              -18.23         6.01           9.81
-----------------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES              -14.76         5.90           9.62
-----------------------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)             -11.71         9.49          13.10
-----------------------------------------------------------------------------------------------
 LIPPER LARGE-CAP VALUE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                   -8.58         9.42          12.05
-----------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* The performance for the period before Class C was launched on 1/2/98 is based on the performance of Class B Shares of the Fund. The performance for the period before Class B was launched on 11/4/93 is based on performance of Class A Shares of the Fund. During this period, the actual returns of Class B and C Shares would have been lower than shown because Class B and Class C Shares have higher expenses than Class A Shares.



INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
---------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                  5.75%             NONE             NONE
---------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                  NONE              5.00%            1.00%
---------------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES1 (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                      CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
--------------------------------------------------------------------------------------------
 MANAGEMENT FEES                            0.40             0.40                  0.40
 DISTRIBUTION (RULE 12b-1) FEES             0.25             0.75                  0.75
 SHAREHOLDER SERVICE FEES                   0.25             0.25                  0.25
 OTHER EXPENSES2                            0.42             0.42                  0.42
--------------------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                   1.32             1.82                  1.82
 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)   (0.02)           (0.02)                (0.02)
--------------------------------------------------------------------------------------------
 NET EXPENSES(3)                            1.30             1.80                  1.80
--------------------------------------------------------------------------------------------



(1) The Fund has a master/feeder structure as described under The Funds' Management and Administration. This table shows the Class A, B and C expenses and their share of master portfolio expenses, expressed as a percentage of average daily net assets.
(2) "Other" Expenses are based on expenses incurred in the fiscal year ended 10/31/01, after which the fund changed its fiscal year end to 12/31.
(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.30%, 1.80% and 1.80%, respectively, of average daily net assets until 4/30/03. In addition, the fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)                  700       967       1,255    2,072
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)                 683       871       1,183    2,005***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)                 283       571         983    2,136
--------------------------------------------------------------------------------



                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)                   183       571       983      2,005***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)                   183       571       983      2,136
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN MID CAP GROWTH FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE

The Fund seeks to provide long-term growth from a portfolio of mid-capitalization stocks.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion, at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund invests in companies that the adviser believes have strong earnings growth potential.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
          OBJECTIVE.
     -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

JPMFAM (USA), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search.

The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits numerous companies each year and has in-office meetings and conference contacts.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT RED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     -    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     -    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

Effective December 3, 2001, the Fund changed its name and certain investment policies. Prior to that time, the Fund operated as the H&Q IPO & Emerging Company Fund. This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year over the past two calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past year and the life of the Fund. It compares that performance to the Russell Midcap(R) Growth Index, the S&P 500 Index and the Lipper Mid-Cap Value Funds Index, widely recognized market benchmarks. In the past, the Fund compared its performance to the S&P 500 Index. The Fund now compares its performance to the Russell Midcap(R) Growth Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's new investment strategy.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


 2000                         -49.12%
 2001                         -28.30%

--------------------------------------
 BEST QUARTER                  18.50%
--------------------------------------
                    4th quarter, 2001
--------------------------------------
 WORST QUARTER                -42.32%
--------------------------------------
                    4th quarter, 2000


* The performance for the period before 3/23/01 is based on the performance of the Class A and Class B Shares of the H&Q IPO & Emerging Company Fund, A series of Hambrecht & Quist Fund Trust, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization on that date. The predecessor's investment program was identical to that of the fund prior to 12/3/01. The predecessor's Class A and Class B expenses were substantially similar to those of Class A and Class B of the Fund.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                                                 PAST 1 YEAR   LIFE OF FUND
--------------------------------------------------------------------------------
 CLASS A SHARES-- RETURN BEFORE TAXES              -32.42         -28.12
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                     -32.71         -28.27
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES             -19.27         -21.44
--------------------------------------------------------------------------------
 CLASS B SHARES-- RETURN BEFORE TAXES              -32.18         -27.62
--------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                                -11.88          -6.46
--------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) GROWTH INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            -20.15          -4.15
--------------------------------------------------------------------------------
 LIPPER MID-CAP VALUE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                   6.73           6.88
--------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page.
(1)  The Fund commenced operations on 10/29/99.


INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES

The expenses of Class A and Class B Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A SHARES      CLASS B SHARES
----------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 WHEN YOU BUY SHARES, SHOWN
 AS % OF THE OFFERING PRICE*                    5.75%               NONE
----------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS LOWER
 OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS                            NONE                5.00%
----------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)



                                                CLASS A SHARES     CLASS B SHARES
---------------------------------------------------------------------------------
 MANAGEMENT FEE                                 0.65               0.65
 DISTRIBUTION (RULE 12b-1) FEES                 0.30               1.00
 SHAREHOLDER SERVICE FEE                        NONE               NONE
 OTHER EXPENSES(1)                              0.40               0.40
---------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES(2)                    1.35               2.05
---------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Pursuant to a written agreement JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A and B Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35% and 2.05%, respectively, of average daily net assets through 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

This example helps you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. This example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    total operating expenses for each period.


This example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            705        978         1,272       2,105
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           708        943         1,303       2,200***
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             208        643         1,103       2,200***
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT
       OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

Robert Fleming Inc. (Robert Fleming), the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by a three component analysis: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of and investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme over valuation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the S&P MidCap 400/BARRA Value Index, the Russell Midcap(R) Value Index and the Lipper Mid-Cap Value Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares or a contingent deferred sales load, which is assessed on Class B and C Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998      19.77%
1999      13.87%
2000      35.28%
2001       9.91%

---------------------------------------------
BEST QUARTER                          17.96%
---------------------------------------------
                           4th quarter 1998
---------------------------------------------
WORST QUARTER                        -11.06%
---------------------------------------------
                           3rd quarter 1998
---------------------------------------------

* The performance in the table for the period before Classes A, B and C were launched on 4/30/01 and the Fund's performance in the bar chart are based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares.

(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)



                                                   PAST 1 YEAR   LIFE OF FUND
-----------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES             3.21          18.23
-----------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                     1.39          14.43
-----------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES             2.36          13.17
-----------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES             3.99          19.52
-----------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES             8.18          19.85
-----------------------------------------------------------------------------
 S&P MIDCAP 400/BARRA VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            7.14          11.42
-----------------------------------------------------------------------------
 RUSSELL MIDCAP(R) VALUE INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            2.33           7.22
-----------------------------------------------------------------------------
 LIPPER MID-CAP VALUE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                 6.73           6.88
-----------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page.

(1) The Fund commenced operations on 11/13/97. Performance for the benchmarks is as of 11/30/97.



INVESTOR EXPENSES FOR CLASSES A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                            CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*        5.75%             NONE             NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS        NONE              5.00%            1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                                 CLASS A   CLASS B    CLASS C
                                                 SHARES    SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.70       0.70      0.70
 DISTRIBUTION (RULE 12b-1) FEES                    0.25       1.00      1.00
 SHAREHOLDER SERVICE FEES                          NONE       NONE      NONE
 OTHER EXPENSES(1)                                 2.77       2.77      2.78
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                          3.72       4.47      4.48
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          (2.47)     (2.47)    (2.48)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                   1.25       2.00      2.00
--------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 2.00% and 2.00%, respectively, of the average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

- net expenses of 1.25%, 2.00% and 2.00% for Classes A, B and C, respectively, through 4/30/03, and 2.25%, 3.00% (2.25% after 4/30/10***)
     and 3.00%, respectively, through 4/30/12.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
 CLASS A SHARES* ($)            695        1,147       1,625       2,938
---------------------------------------------------------------------------
 CLASS B SHARES** ($)           703        1,133       1,689       3,070***
---------------------------------------------------------------------------
 CLASS C SHARES** ($)           303          833       1,489       3,247
---------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
 CLASS B SHARES ($)             203        833         1,489       3,070***
---------------------------------------------------------------------------
 CLASS C SHARES ($)             203        833         1,489       3,247


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY


For a more detailed discussion of the Fund's main risks, please see pages
84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, JPMFAM(USA), the adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund also focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

     INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to the economic problems of those issuing the securities.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.



[CHART]


YEAR-BY-YEAR RETURNS(1)


1995                        54.04%
1996                        28.80%
1997                        17.76%
1998                         3.34%
1999                        13.75%
2000                        14.18%
2001                        -6.23%

-----------------------------------
BEST QUARTER                 19.38%
-----------------------------------
                 4th quarter, 1998
-----------------------------------
WORST QUARTER               -21.13%
-----------------------------------
                 3rd quarter, 1998


(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)



                                                PAST 1 YEAR    PAST 5 YEARS       LIFE OF FUND
------------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES          -11.62          6.91              16.22
------------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                  -11.62          5.51              14.95
------------------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES           -7.07          5.46              13.64
------------------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES          -11.67          7.07              16.37
------------------------------------------------------------------------------------------------
 S&P SMALLCAP 600 INDEX
 (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                               6.54         10.60              15.05
------------------------------------------------------------------------------------------------
 LIPPER SMALL-CAP CORE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                7.13         10.15              14.11
------------------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



* The performance for the period before Class B was launched on 3/28/95 is based on performance of Class A Shares of the Fund. The actual returns of Class B Shares would have been lower than shown because Class B Shares have higher expenses than Class A Shares.

(1) The Fund commenced operations on 12/20/94. Performance for the benchmarks is as of 12/31/94.



INVESTOR EXPENSES FOR CLASS A AND B SHARES
The expenses of Class A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            CLASS A SHARES      CLASS B SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*                         5.75%               NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS                         NONE                5.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)


                                              CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                0.65             0.65
 DISTRIBUTION (RULE 12b-1) FEES                 0.25             0.75
 SHAREHOLDER SERVICE FEES                       0.01             0.25
 OTHER EXPENSES(1)                              0.49             0.49
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                       1.40             2.14
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)       (0.02)           (0.02)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                1.38             2.12
--------------------------------------------------------------------------------


(1) "Other Expenses" are Based On expenses incurred during the fiscal year ended 10/31/01, after which the Fund changed its fiscal year end to 12/31.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A and B Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.38% And 2.12%, respectively, of the average daily net assets through 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            707        991         1,295       2,156
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           715        968         1,347       2,283***
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             215        668         1,147       2,283***
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of common stocks that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENT PROCESS

Robert Fleming, the adviser, uses a "bottom-up" approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits numerous companies each year and has in-office meetings and conference contacts.

During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.


The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; or the market capitalization of a security may exceed the guidelines set by the Fund's adviser.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for nonhedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000(R) Index, the Russell 2000(R) Growth Index and the Lipper SmallCap Growth Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which is assessed on Class A Shares or the contingent deferred sales load, which is assessed on Class B and C Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1998     14.86%
1999     46.54%
2000     -7.79%
2001    -10.90%

--------------------------------------
 BEST QUARTER                36.03%
--------------------------------------
                 4th quarter, 2001
--------------------------------------
 WORST QUARTER              -34.24%
--------------------------------------
                 3rd quarter, 2001


* The performance in the table for the period before Classes A, B and C were launched on 4/30/01 and the performance in the bar chart are based on the performance of the Fund's Institutional Class, which invests in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)



                                                     PAST 1 YEAR  LIFE OF FUND
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES               -16.67       6.96
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS                                       -16.67       3.55
--------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES               -10.15       4.36
--------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES               -15.99       8.16
--------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES               -12.64       8.45
--------------------------------------------------------------------------------
 RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                              2.49       4.46
--------------------------------------------------------------------------------
 RUSSELL 2000(R) GROWTH INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)               -9.23       0.50
--------------------------------------------------------------------------------
 LIPPER SMALL CAP GROWTH FUNDS INDEX
 (REFLECT NO DEDUCTION FOR TAXES)                    -12.97       6.27
--------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page
(1) The Fund commenced operations on 11/14/97. Performance for the benchmarks is as of 11/30/97.



INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*       5.75%             NONE              NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS       NONE              5.00%             1.00%
--------------------------------------------------------------------------------


* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSE (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                            CLASS A   CLASS B    CLASS C
                                            SHARES    SHARES     SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                              0.80      0.80       0.80
 DISTRIBUTION (RULE 12b-1) FEES               0.25      1.00       1.00
 SHAREHOLDER SERVICE FEES                     NONE      NONE       NONE
 OTHER EXPENSES(1)                           11.12     11.17      11.17
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    12.17     12.97      12.97
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)    (10.57)   (10.62)    (10.62)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                              1.60      2.35       2.35
--------------------------------------------------------------------------------



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.60%, 2.35% and 2.35%, respectively, of average daily net assets until 4/30/03. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses of 1.60%, 2.35% and 2.35% for Classes A, B and C, respectively, through 4/30/03, and 2.60%, 3.35% (2.60% after 4/30/10***) and 3.35%, respectively, through 4/30/12.


The example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            728        1,247       1,792       3,271
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           738        1,237       1,860       3,402***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           338          937       1,660       3,573
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             238          937       1,660       3,402***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             238          937       1,660       3,573
--------------------------------------------------------------------------------



  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages 84 -
85.


THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its Assets in equity investments of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance.

Within each sector, the Fund focuses on those equity securities that it considers most undervalued. The Fund generally considers selling equity securities that appear overvalued.

By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992     8.73%
1993    11.02%
1994    -0.61%
1995    32.48%
1996    21.06%
1997    28.41%
1998    24.45%
1999    14.69%
2000    -6.72%
2001    -9.71%

-----------------------------------
 BEST QUARTER                21.33%
-----------------------------------
                 4th quarter, 1998
----------------------------------
 WORST QUARTER              -15.91%
-----------------------------------
                 3rd quarter, 2001


* Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund's performance for the period before Classes A, B and C were launched on 9/10/01 is based on the performance of the advisor feeder that was merged out of existence (whose investment program was identical to the investment program of Class A, B and C Shares, and whose expenses were substantially similar to the current expenses of Class A Shares) from 9/15/00 to 9/10/01. During this period, the actual returns of Class B and C Shares would have been lower than shown because Class B and C Shares have higher expenses than the advisor feeder. Returns for the period 7/19/93 to 9/15/00 reflect performance of the retail feeder (whose investment program was identical to the investment program of, and whose expenses were the most similar to the current expenses of, Class A, B and C Shares) and from 1/1/92 to 7/19/93, The Pierpont Equity Fund, the Fund's predecessor. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than the above-referenced predecessor and retail feeder.
(1)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*



                                           PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN BEFORE TAXES     -14.89         7.79          10.84
-------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                          -15.00         4.72           7.46
-------------------------------------------------------------------------------------
 CLASS A SHARES -- RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES      -9.04         5.57           7.65
-------------------------------------------------------------------------------------
 CLASS B SHARES -- RETURN BEFORE TAXES     -14.98         8.87          11.47
-------------------------------------------------------------------------------------
 CLASS C SHARES -- RETURN BEFORE TAXES     -10.90         9.03          11.48
-------------------------------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)              -11.88        10.70          12.94
-------------------------------------------------------------------------------------
 LIPPER LARGE-CAP CORE FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)         -12.83         9.59          11.47
-------------------------------------------------------------------------------------



The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



*    See footnote on previous page.



INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The expenses of Class A, and the estimated expenses of Class B and C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*           5.75%             NONE             NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS           NONE              5.00%            1.00%
--------------------------------------------------------------------------------

* The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)



                                            CLASS A      CLASS B      CLASS C
                                            SHARES(1)    SHARES(2)    SHARES(2)
--------------------------------------------------------------------------------
 MANAGEMENT FEES                             0.40        0.40          0.40
 DISTRIBUTION (RULE 12b-1) FEES              0.25        0.75          0.75
 SHAREHOLDER SERVICE FEES                    0.25        0.25          0.25
 OTHER EXPENSES                              0.58        0.58          0.58
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                    1.48        1.98          1.98
 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)    (0.43)      (0.23)        (0.23)
--------------------------------------------------------------------------------
 NET EXPENSES(3)                             1.05        1.75          1.75
--------------------------------------------------------------------------------



(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.
(2) "Other Expenses" are based on estimated expenses for the most recent fiscal year.
(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75% and 1.75% respectively, of average daily net assets until 4/30/05 with respect to Class A Shares and until 4/30/03 with respect to Class B and Class C Shares. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05 with respect to Classes A shares, and through 4/30/03 with respect to Class B and C shares, and total operating expenses thereafter.



The example is for comparison only; the actual returns of Class A, B and C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)            676        890         1,214       2,131
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)           678        899         1,246       2,159***
--------------------------------------------------------------------------------
 CLASS C SHARES** ($)           278        599         1,046       2,288
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)             178        599         1,046       2,159***
--------------------------------------------------------------------------------
 CLASS C SHARES ($)             178        599         1,046       2,288
--------------------------------------------------------------------------------


  *  Assumes sales charge is deducted when shares are purchased.
 ** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN VALUE OPPORTUNITIES FUND

RISK/RETURN SUMMARY


For a detailed discussion of the Fund's main risks, please see pages 84 - 85.


THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. Market capitalization is the total market value of a company's shares. The adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Although the Fund intends to invest primarily in equity securities, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge against various market risks. Derivatives may also be used as substitutes for securities in which the Fund can invest.


The Fund may change any of these investment policies, but not its objective, without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING

     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.


The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:


- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions


INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN  INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
     - WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS
     - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
     - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

On December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. In view of the change of adviser and the other changes noted above, the Fund's past performance record is not considered pertinent for investors considering whether to purchase shares of the Fund. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Class A and B Shares, and for comparison purposes, the performance of an appropriate broad-based index will also be included.

Unlike an entirely new mutual fund, the Fund currently holds various investments all of which would be permissible investments for the Fund under its new investment objective and policies. The adviser expects to modify the Fund's current holdings, over time, to more closely conform to its investment management style, including investment in companies without regard to geographic location. This will result in higher turnover and higher brokerage commissions than the Fund has historically experienced, as well as the potential realization of increased capital gains. The Fund's turnover rate averaged 12% over the past five years; the turnover rate for the upcoming fiscal year is expected to be higher than such average as the adviser anticipates selling 15% to 25% of the Fund's current assets.

INVESTOR EXPENSES FOR CLASS A AND B SHARES

The expenses of Class A and B Shares are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A SHARES       CLASS B SHARES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF
 THE OFFERING PRICE*               5.75%                NONE
--------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL
 PURCHASE PRICE OR
 REDEMPTION PROCEEDS               NONE                 5.00%
--------------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)



                                                         CLASS A   CLASS B
                                                         SHARES    SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES(1)                                      0.50      0.50
 DISTRIBUTION (RULE 12b-1) FEES                          0.25      0.75
 SHAREHOLDER SERVICE FEES                                NONE      0.25
 OTHER EXPENSES                                          0.64      0.64
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                1.39      2.14
--------------------------------------------------------------------------------



(1) MANAGEMENT FEES REFLECT NEW ADVISORY AGREEMENT EFFECTIVE DECEMBER 31, 2001. THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,
- 5% return each year, and

- the Fund's operating expenses remain the same


The example is for comparison only; the actual returns of Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES* ($)             708         990       1,292        2,148
--------------------------------------------------------------------------------
 CLASS B SHARES** ($)            717         970       1,349        2,282***
--------------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES ($)              217         670       1,149        2,282***
--------------------------------------------------------------------------------



  * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
 ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
    BEEN OWNED FOR EIGHT YEARS.

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Balanced, Core Equity, Equity Growth, Equity Income and Mid Cap Growth Funds are series of Mutual Fund Investment Trust, a Massachusetts business trust. The Capital Growth, Dynamic Small Cap, Growth and Income and Small Cap Equity Funds are series of Mutual Fund Group, a Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of Fleming Mutual Fund Group, Inc., a Maryland corporation. The Disciplined Equity and U.S. Equity Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The Value Opportunities Fund is a series of JPMorgan Value Opportunities Fund, Inc., a Maryland corporation. The trustees of each trust and the directors of each corporation are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

The Growth and Income Fund is also a "feeder" fund that invests in the Growth and Income Portfolio, a master portfolio (Portfolio). The Portfolio accepts investments from other feeder funds, and all the feeders of the Portfolio bear the Portfolio's expenses in proportion to their assets. The Growth and Income Fund and the Portfolio expect to maintain consistent goals, but if they do not, the Growth and Income Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Growth and Income Fund's trustees would then consider whether the Growth and Income Fund should hire its own investment adviser, invest in a different master portfolio, or take other action. (Except where indicated, this section uses the term the "Growth and Income Fund" to mean the Growth and Income Fund and the Portfolio taken together.)

Each class in a multiple class fund and each feeder in a master-feeder fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class or feeder, as the case may be, could offer access to a Fund or Portfolio, respectively, on different terms and thus would experience different performance, than another class or feeder, respectively. Certain classes or feeders may be more appropriate for a particular investor.

THE FUNDS' INVESTMENT ADVISERS

JPMIM, JPMFAM (USA) and Robert Fleming are the investment advisers and make the day-to-day investment decisions for the Funds.

JPMIM is the investment adviser for the Disciplined Equity, U.S. Equity and Value Opportunities Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Balanced, Capital Growth, Core Equity, Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, Mid Cap Growth and Small Cap Equity Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.


Robert Fleming is the investment adviser for the Mid Cap Value and Small Cap Growth Funds. Robert Fleming is located at 522 Fifth Avenue, New York, NY 10036.


JPMIM and Robert Fleming are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is also a wholly owned subsidiary of JPMorgan Chase.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



                                FISCAL
 FUND                           YEAR END          %
--------------------------------------------------------
 BALANCED FUND                  12/31/01        0.50
--------------------------------------------------------
 CAPITAL GROWTH FUND            12/31/01        0.40
--------------------------------------------------------
 CORE EQUITY FUND               12/31/01        0.50
--------------------------------------------------------
 DISCIPLINED EQUITY FUND        12/31/01        0.35
--------------------------------------------------------
 DYNAMIC SMALL CAP FUND         12/31/01        0.65
--------------------------------------------------------
 EQUITY GROWTH FUND             12/31/01        0.50
--------------------------------------------------------
 EQUITY INCOME FUND             12/31/01        0.37
--------------------------------------------------------
 GROWTH AND INCOME FUND         12/31/01        0.40
--------------------------------------------------------
 MID CAP GROWTH FUND            12/31/01        0.65
--------------------------------------------------------
 MID CAP VALUE FUND             12/31/01        0.00
--------------------------------------------------------
 SMALL CAP EQUITY FUND          12/31/01        0.65
--------------------------------------------------------
 SMALL CAP GROWTH FUND          12/31/01        0.00
--------------------------------------------------------
 U.S. EQUITY FUND               12/31/01        0.40
--------------------------------------------------------
 VALUE OPPORTUNITIES FUND       12/31/01        0.50
--------------------------------------------------------



THE PORTFOLIO MANAGERS

BALANCED FUND

The portfolio management team for the equity portion of the Fund's portfolio is comprised of a team of research analysts who select stocks in their respective sectors using the investment strategy described earlier in this prospectus. Anne Lester, Vice President of the adviser, is responsible for overseeing the management of the Fund;s overseeing portfolio. James H. Russo, Vice President of the adviser and CFA, and Susan Bao, Vice President of the advise and CFA, are responsible for overseeing and managing the cash flows of the equity portion of the portfolio. Ms. Lester has been at JPMFAM (USA) or one of its affiliates since 1992. Mr. Russo has been at JPMFAM (USA) or one of its affiliates since 1994. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S. equity portfolios. The fixed-income portion of the portfolio is managed by a team of individuals at JPMFAM (USA).


CAPITAL GROWTH FUND

Christopher Mark Vyvyan Jones serves as portfolio manager to the Fund. Mr. Jones has worked as a portfolio manager with various affiliates of (JPMFAM (USA), the adviser, since 1982. He is currently a Director of the adviser and is head of the adviser's small company team.


CORE EQUITY FUND
Thomas Luddy, Managing Director of the adviser, is responsible for the management of the Fund. Mr. Luddy is head of the U.S. Equity Research Group. Mr. Luddy has been employed at JPMFAM (USA) or one of its affiliates since 1976 and has held numerous key positions in the firm, including such roles as Global Head of Equity and Chief Investment Officer.

DISCIPLINED EQUITY FUND

The portfolio management team is led by Joseph Gill, Vice President of the adviser, Timothy J. Devlin, Vice President of the adviser, and Nanette Buziak, Vice President of the adviser. Mr. Gill has been at JPMIM since 1996. Mr. Devlin has been at JPMIM since 1996. Ms. Buziak has been at JPMIM since 1997.


DYNAMIC SMALL CAP FUND

The portfolio management team is led by Juliet Ellis, Vice President of the adviser and CFA. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. She has been managing the Fund since August 1999.


EQUITY GROWTH FUND

The portfolio management team is led by Peter E. Miller, Managing Director of the adviser, and Peter Zuleba, Vice President of the adviser. Messrs. Miller and Zuleba have been employed with JPMFAM (USA) or one of its affiliates since 1989 and are portfolio managers in the Private Banking Group.


EQUITY INCOME FUND
Bradford L. Frishberg, Vice President of the adviser, oversees the Fund and has been employed at JPMFAM (USA) or one of its affiliates since 1996. Mr. Frishberg is a portfolio manager in the equity and balanced groups.

GROWTH AND INCOME FUND

Jonathan Kendrew Llewelyn Simon serves as portfolio manager to the Fund. Mr. Simon has worked as a portfolio manager with various affiliates of the adviser since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming.


MID CAP GROWTH FUND

Mr. Jones serves as portfolio manager of the Fund. Information on Mr. Jones is discussed earlier in this prospectus.


MID CAP VALUE FUND

Mr. Simon serves as portfolio manager to the Fund. Information on Mr. Simon is discussed earlier in this prospectus.


SMALL CAP EQUITY FUND

Ms. Ellis is responsible for management of the Fund. She has been managing the Fund since August 1999. Information on Ms. Ellis is discussed earlier in this prospectus.


SMALL CAP GROWTH FUND

Mr. Jones serves as portfolio manager to the Fund. Information on Mr. Jones is discussed earlier in this prospectus.


U.S. EQUITY FUND

The portfolio management team is comprised of a team of research analysts who select stocks in their respective sectors using the investment process described earlier in this prospectus. Mr. Russo and Ms. Bao are responsible for overseeing and managing the cash flows of the portfolio. Information on Mr. Russo and Ms. Bao is discussed earlier in this prospectus.

VALUE OPPORTUNITIES FUND
Bradford L. Frishberg, CFA, and Jonathan N. Golub, CFA , Vice Presidents at JPMIM, are responsible for the investment management of the Fund. Mr. Frishberg is a portfolio manager in the U.S. Active Equity Group. An employee since 1996, he has been a portfolio manager in the London and Tokyo offices before returning to New York in 2000. Previously, Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong. Mr. Golub is a portfolio manager in the U.S. Equity Group. An employee since 2001, he is responsible for product management and client servicing across all equity products. Prior to joining the firm, Mr. Golub led the consultant relations effort at Scudder Kemper Investment and Chancellor LGT.


THE FUNDS' ADMINISTRATORS


JPMorgan Chase Bank (Administrator) provides administrative services for and oversees the other service providers of each Fund, except for the Value Opportunities Fund, The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund (except for the Value Opportunities
Fund) for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

Washington Management Corporation (the Business Manager) provides the services necessary to carry on the Value Opportunities Fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and administrative oversight of each of the Value Opportunities Fund's contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The Business Manager receives an annual fee equalling 0.175% of average daily net assets of the Fund. The Business Manager, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has provided business management services to the Value Opportunities Fund since its inception in 1985 and provides similar services to three other mutual funds with combined assets of approximately $50 billion. The Business Manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Shares of each Fund held by investors serviced by the shareholder servicing agent. The Mid Cap Value and Small Cap Growth Fund and Small Cap Equity Fund (Class A Shares) can only pay fees to shareholder servicing agents other than JPMorgan Chase Bank.


The advisers and/or the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

KNOW WHICH CLASSES TO BUY


Each Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C Shares of the Funds. Each class may have different requirements for whom may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contingent deferred sales charge.

ABOUT SALES CHARGES


You may pay a sales charge to buy Class A Shares, and you may pay a sales charge with respect to Class B or C Shares of the Funds. There are also ongoing charges that all investors pay as long as they own their shares.

Different charges are associated with each class of shares:


- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. Shareholders of the former J.P.Morgan U.S. Equity Fund - Advisor Series who received their Class A Shares as a result of a fund reorganization in September 2001, will not pay sales loads on subsequent purchases of Class A Shares in the U.S. Equity Fund or any other JPMorgan Fund into which such shareholders may subsequently exchange.


TOTAL SALES CHARGE

                                AS % OF THE             AS %
                                OFFERING                OF NET
 AMOUNT OF                      PRICE                   AMOUNT
 INVESTMENT                     PER SHARE               INVESTED
-------------------------------------------------------------------
 LESS THAN $100,000             5.75                    6.10
-------------------------------------------------------------------
 $100,000 BUT UNDER $250,000    3.75                    3.90
-------------------------------------------------------------------
 $250,000 BUT UNDER $500,000    2.50                    2.56
-------------------------------------------------------------------
 $500,000 BUT UNDER
 $1 MILLION                     2.00                    2.04
-------------------------------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

 YEAR                DEFERRED SALES CHARGE
-------------------------------------------
 1                   5%
-------------------------------------------
 2                   4%
-------------------------------------------
 3                   3%
-------------------------------------------
 4                   3%
-------------------------------------------
 5                   2%
-------------------------------------------
 6                   1%
-------------------------------------------
 7                   NONE
-------------------------------------------
 8                   NONE
-------------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.


CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.


Like Class B Shares, Class C Shares have higher combined distribution and service fees. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B Shares.

GENERAL

The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and up to 0.75% of the average daily net assets attributed to Class B Shares and Class C Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, Class B Shares may be the most economical choice.


Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A Shares are the most economical choice.


If you plan to buy less than $100,000 of shares, Class B Shares or Class C Shares will generally be the most economical choice.


Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES

You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholder Services for details.

GENERAL

Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your order. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.


 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------------------------------------
 THE JPMORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
 1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

 TYPE OF                        INITIAL           ADDITIONAL
 ACCOUNT                        INVESTMENT        INVESTMENTS
---------------------------------------------------------------
 REGULAR ACCOUNT                $ 2,500            $ 100
---------------------------------------------------------------
 SYSTEMATIC INVESTMENT
 PLAN(1)                        $ 1,000            $ 100
---------------------------------------------------------------
 IRAS                           $ 1,000            $ 100
---------------------------------------------------------------
 SEP-IRAS                       $ 1,000            $ 100
---------------------------------------------------------------
 EDUCATION IRAS                 $   500            $ 100
---------------------------------------------------------------

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Funds will not issue certificates for Class A, Class B or Class C shares.


SELLING FUND SHARES


You can sell your shares in one of three ways:


THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative may charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of Funds worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL

You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, in proper form, less any applicable sales charges.


We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Funds will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds' shares you want to exchange. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange money from one JPMorgan account to another of the same class. See Shareholder Services for details.

GENERAL
If you exchange Class B Shares of a Fund for Class B Shares of another JPMorgan Fund, or Class C Shares for Class C Shares, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.


You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administrative fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.


OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expense from any sales request if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


You may write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


DISTRIBUTIONS AND TAXES


The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.


The Balanced, Core Equity, Disciplined Equity, Equity Growth, Equity Income, Growth and Income and U.S. Equity Funds generally distribute any net investment income at least quarterly. The Capital Growth, Dynamic Small Cap, Mid Cap Growth, Mid Cap Value, Small Cap Equity, Small Cap Growth and Value Opportunities Funds generally distribute any net investment income at least annually.


You have three options for your distributions. You may:


- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.


If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.


Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN

If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.


You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.


FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares or Class C Shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge but, you must buy the Class A Shares within 90 days of selling the Class B or Class C Shares.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help the Funds manage risk.


==================================================================================================================================
POTENTIAL RISKS                            POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
-  When a Fund buys securities before      -  The Funds can take advantage of         -  The Funds segregate liquid assets to
   issue or for delayed delivery, it          attractive transaction opportunities       offset leverage risks
   could be exposed to leverage risk if
   it does not segregate liquid assets

SHORT-TERM TRADING
-  Increased trading could raise a         -  The Funds could realize gains in a      -  The Funds generally avoid short-term
   Fund's brokerage and related costs         short period of time                       trading, except to take advantage of
-  Increased short-term capital gains      -  The Funds could protect against losses     attractive or unexpected opportunities or
   distributions could raise                  if a stock is overvalued and its value     to meet demands generated by shareholder
   shareholders' income tax liability         later falls                                activity

DERIVATIVES
-  Derivatives such as futures,            -  Hedges that correlate well with         -  The Funds use derivatives for hedging and
   options, swaps, and forward foreign        underlying positions can reduce or         for risk management (i.e., to establish or
   currency contracts(1) that are used        eliminate losses at low cost               adjust exposure to particular securities,
   for hedging the portfolio or specific   -  A Fund could make money and protect        markets or currencies); risk management
   securities may not fully offset the        against losses if management's             may include management of a Fund's
   underlying positions and this could        analysis proves correct                    exposure relative to its benchmark.
   result in losses to a Fund that would   -  Derivatives that involve leverage          Certain Funds may also use derivatives to
   not have otherwise occurred                could generate substantial gains at        increase the Fund's gain
-  Derivatives used for risk management       low cost                                -  A Fund only establishes hedges that it
   or to increase a Fund's gain may not                                                  expects will be highly correlated with
   have the intended effects and may                                                     underlying positions
   result in losses or missed                                                         -  While the Funds may use derivatives that
   opportunities                                                                         incidentally involve leverage, they do not
-  The counterparty to a derivatives                                                     use them for the specific purpose of
   contract could default                                                                leveraging their portfolio
-  Derivatives that involve leverage
   could magnify losses
-  Certain types of derivatives involve
   costs to a Fund which can reduce
   returns
-  Derivatives may, for tax purposes,
   affect the character of gain and loss
   realized by a Fund, accelerate
   recognition of income to a Fund,
   affect the holding period of a Fund's
   assets, and defer recognition of
   certain of a Fund's losses
----------------------------------------------------------------------------------------------------------------------------------



(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

==================================================================================================================================
POTENTIAL RISKS                            POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
-  When a Fund lends a security, there     -  The Funds may enhance income through    -  Each adviser maintains a list of approved
   is a risk that the loaned securities       the investment of the collateral           borrowers
   may not be returned if the borrower        received from the borrower              -  The Funds receive collateral equal to at
   or the lending agent defaults                                                         least 100% of the current value of the
-  The collateral will be subject to the                                                 securities loaned plus accrued interest
   risks of the securities in which it                                                -  The lending agents indemnify the Funds
   is invested                                                                           against borrower default
                                                                                      -  Each adviser's collateral investment
                                                                                         guidelines limit the quality and duration
                                                                                         of collateral investment to minimize
                                                                                         losses
                                                                                      -  Upon recall, the borrower must return the
                                                                                         securities loaned within the normal
                                                                                         settlement period

MARKET CONDITIONS
-  Each Fund's share price and             -  Stocks have generally outperformed      -  Under normal circumstances each Fund plans
   performance will fluctuate in response     more stable investments (such as           to remain fully invested in accordance
   to stock and/or bond market movements      bonds and cash equivalents) over the       with its policies. Equity investments may
-  Adverse market conditions may from         long term                                  include common stocks, convertible
   time to time cause a Fund to take       -  With respect to the Diversified and        securities, preferred stocks, depositary
   temporary defensive positions that         Balanced Funds, a diversified,             receipts, (such as ADRs and EDRs), trust
   are inconsistent with its principal        balanced portfolio should mitigate         or partnership interests, warrants, rights
   investment strategies and may hinder       the effects of wide market                 and investment company securities
   the Fund from achieving its investment     fluctuations, especially when stock     -  Each Fund seeks to limit risk and enhance
   objective                                  and bond prices move in different          performance through active management
                                              directions                                 and/or diversification
                                                                                      -  During severe market downturns, each Fund
                                                                                         has the option of investing up to 100% of
                                                                                         assets in high quality short-term
                                                                                         instruments

MANAGEMENT CHOICES
-  A Fund could underperform its           -  A Fund could outperform its benchmark   -  The advisers focus their active management
   benchmark due to its securities and        due to these same choices                  on securities selection, the area where
   asset allocation choices                                                              they believe their commitment to research
                                                                                         can most enhance returns

FOREIGN INVESTMENTS
-  Currency exchange rate movements        -  Favorable exchange rate movements       -  The Funds anticipate that total foreign
   could reduce gains or create losses        could generate gains or reduce losses      investments will not exceed 20% of total
-  A Fund could lose money because of      -  Foreign investments, which represent       assets (30% for Diversified Fund, 30% for
   foreign government actions, political      a major portion of the world's             Equity Growth Fund and 10% for Small Cap
   instability or lack of adequate and        securities, offer attractive               Growth Fund)
   accurate information                       potential performance and               -  The Funds actively manage the currency
-  Currency and investment risks tend         opportunities for diversification          exposure of their foreign investments
   to be higher in emerging markets;       -  Emerging markets can offer higher          relative to their benchmarks, and may
   these markets also present higher          returns                                    hedge back into the U.S. dollar from time
   liquidity and valuation risks                                                         to time (see also "Derivatives"); these
                                                                                         currency management techniques may not be
                                                                                         available for certain emerging markets
                                                                                         investments

ILLIQUID HOLDINGS
-  Each Fund could have difficulty         -  These holdings may offer more           -  No Fund may invest more than 15% of net
   valuing these holdings precisely           attractive yields or potential growth      assets in illiquid holdings
-  Each Fund could be unable to sell          than comparable widely traded           -  To maintain adequate liquidity to meet
   these holdings at the time or price        securities                                 redemptions, each Fund may hold high
   it desires                                                                            quality short-term securities (including
                                                                                         repurchase agreements and reverse
                                                                                         repurchase agreements) and, for temporary
                                                                                         or extraordinary purposes, may borrow from
                                                                                         banks up to 33 1/3% of the value of its
                                                                                         total assets or draw on a line of credit
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

This information for the Value Opportunities Fund has been audited by Johnson Lambert & Co. whose reports, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.

All other information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN BALANCED FUND^



                                                                CLASS A~                           CLASS B     CLASS C
                                                  ---------------------------------------------   ---------   ---------
                                                         YEAR       YEAR       YEAR   10/16/98*   02/16/01*   02/16/01*
                                                        ENDED      ENDED      ENDED     THROUGH     THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   12/31/00   12/31/99    12/31/98    12/31/01    12/31/01
-----------------------------------------------------------------------------------------------   ---------   ---------
Net asset value, beginning of period                 $  30.23   $  38.46   $  34.51   $   31.87   $   29.69   $   29.69
-----------------------------------------------------------------------------------------------   ---------   ---------
  Income from investment operations:
    Net investment income                                0.47@      0.76@      0.70@       0.10        0.24@       0.24@
    Net gains or losses in securities
      (both realized and unrealized)                    (2.29)     (1.96)      4.05        3.95       (1.69)      (1.69)
                                                     --------   --------   --------   ---------   ---------   ---------

    Total from investment operations                    (1.82)     (1.20)      4.75        4.05       (1.45)      (1.45)
  Distributions to shareholders from:
    Dividends from net investment income                 0.32       1.28       0.61        0.16        0.20        0.20
    Distributions from capital gains                     0.65       5.75       0.19        1.25        0.65        0.65
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                    0.97       7.03       0.80        1.41        0.85        0.85
-----------------------------------------------------------------------------------------------   ---------   ---------
Net asset value, end of period                       $  27.44   $  30.23   $  38.46   $   34.51   $   27.39   $   27.39
-----------------------------------------------------------------------------------------------   ---------   ---------

TOTAL RETURN(1)                                         (5.92%)    (2.80%)    13.94%      12.78%      (4.79%)     (4.80%)
===============================================================================================   =========   =========

RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------   ---------   ---------
Net assets, end of period (millions)                 $     71   $      2   $      2   $       1   $      19   $       1
-----------------------------------------------------------------------------------------------   ---------   ---------

RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------   ---------   ---------
   Net expenses                                          1.25%      1.25%      1.25%       1.25%       1.93%       1.93%
-----------------------------------------------------------------------------------------------   ---------   ---------
   Net investment income                                 1.68%      1.99%      1.94%       1.84%       1.00%       1.00%
-----------------------------------------------------------------------------------------------   ---------   ---------
  Expenses without waivers, reimbursements
    and earnings credits                                 1.57%      2.75%      3.34%     107.16%       2.07%       2.07%
-----------------------------------------------------------------------------------------------   ---------   ---------
  Net investment income without waivers,
    reimbursements and earnings credits                  1.36%      0.49%     (0.15%)   (104.07%)      0.86%       0.86%
-----------------------------------------------------------------------------------------------   ---------   ---------
Portfolio turnover rate                                   166%       134%        45%         58%        166%        166%
-----------------------------------------------------------------------------------------------   ---------   ---------



(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly Chase Balanced Fund.
 ~  Formerly Investor Shares.
 *  Commencement of offering of class of shares.
 @  Calculated based upon average shares outstanding.
 #  Short periods have been annualized.

JPMORGAN CAPITAL GROWTH FUND^



                                                                                 CLASS A
                                                     ------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR        YEAR
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  35.37   $  47.91   $  42.85   $   41.22   $   46.76   $   41.60
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.03)     (0.19)@    (0.14)@     (0.20)@     (0.12)      (0.02)@
    Net gains or losses in securities
      (both realized and unrealized)                     4.76      (6.87)     10.11        5.75       (0.52)      10.13
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     4.73      (7.06)      9.97        5.55       (0.64)      10.11

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --        0.15
    Distributions from capital gains                       --       5.48       4.91        3.92        4.90        4.80
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --       5.48       4.91        3.92        4.90        4.95
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  40.10   $  35.37   $  47.91   $   42.85   $   41.22   $   46.76
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         13.37%    (15.86%)    25.81%      14.30%      (1.60%)     26.47%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $    495   $    426   $    523   $     577   $     728   $     839
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.35%      1.35%      1.35%       1.30%       1.27%       1.31%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.40%)    (0.47%)    (0.32%)     (0.48%)     (0.24%)     (0.05%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.35%      1.37%      1.35%       1.30%       1.27%       1.31%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers
    and reimbursements                                  (0.40%)    (0.49%)    (0.32%)     (0.48%)     (0.24%)     (0.05%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                  2%        43%        66%         86%        104%         67%
-----------------------------------------------------------------------------------------------------------------------



 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end sales load. ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
 #  Short periods have been annualized.

                                                                                 CLASS B
                                                    -------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR        YEAR
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  33.75   $  46.20   $  41.67   $   40.38   $   46.11   $   41.21
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.06)     (0.38)@    (0.35)@     (0.40)@     (0.29)      (0.23)@
    Net gains or losses in securities
      (both realized and unrealized)                     4.55      (6.59)      9.79        5.61       (0.54)      10.01
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     4.49      (6.97)      9.44        5.21       (0.83)       9.78

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --        0.08
    Distributions from capital gains                       --       5.48       4.91        3.92        4.90        4.80
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --       5.48       4.91        3.92        4.90        4.88
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  38.24   $  33.75   $  46.20   $   41.67   $   40.38   $   46.11
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         13.30%    (16.30%)    25.21%      13.71%      (2.08%)     25.85%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $    170   $    164   $    318   $     338   $     405   $     422
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.85%      1.85%      1.85%       1.80%       1.77%       1.81%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.93%)    (0.97%)    (0.82%)     (0.98%)     (0.74%)     (0.56%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.85%      1.87%      1.85%       1.80%       1.77%       1.81%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers
    and reimbursements                                  (0.93%)    (0.99%)    (0.82%)     (0.98%)     (0.74%)     (0.56%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                  2%        43%        66%         86%        104%         67%
-----------------------------------------------------------------------------------------------------------------------



 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
 ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.
 #  Short periods have been annualized.

                                                                            CLASS C
                                                    ----------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR    01/02/98**
                                                      THROUGH      ENDED      ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  33.38   $  45.76   $  41.31   $   40.03   $   42.81
--------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.05)     (0.37)@    (0.35)@     (0.39)@     (0.09)
    Net gains or losses in securities
      (both realized and unrealized)                     4.49      (6.53)      9.71        5.59       (2.69)
                                                     --------   --------   --------   ---------   ---------
    Total from investment operations                     4.44      (6.90)      9.36        5.20       (2.78)
--------------------------------------------------------------------------------------------------------------

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --
    Distributions from capital gains                       --       5.48       4.91        3.92          --
                                                     --------   --------   --------   ---------   ---------
    Total dividends and distributions                      --       5.48       4.91        3.92          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  37.82   $  33.38   $  45.76   $   41.31   $   40.03
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         13.30%    (16.30%)    25.25%      13.81%      (6.49%)
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $      5   $      4   $      5   $       6   $       4
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.85%      1.85%      1.85%       1.80%       1.73%
--------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.91%)    (0.97%)    (0.82%)     (0.97%)     (0.59%)
--------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.85%      1.87%      1.85%       1.80%       1.73%
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers
    and reimbursements                                  (0.91%)    (0.99%)    (0.82%)     (0.97%)     (0.59%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(A)                                  2%        43%        66%         86%        104%
--------------------------------------------------------------------------------------------------------------



 ** Commencement of offering class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
  ^ Formerly Chase Vista Capital Growth Fund. The Fund changed its fiscal year end from October 31 to December 31.
  # Short periods have been annualized.
(A) The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Capital Growth Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN CORE EQUITY FUND^



                                                                     CLASS A**                     CLASS B     CLASS C
                                                    -------------------------------------------   ---------   ---------
                                                                                      09/10/98*   02/16/01*   02/16/01*
                                                               YEAR ENDED               THROUGH     THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   12/31/00   12/31/99    12/31/98    12/31/01    12/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  26.30   $  32.19   $  26.52   $   21.49   $   25.46   $   25.46
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.04)@    (0.05)     (0.05)@        --       (0.19)@     (0.19)@
    Net gains or losses in securities
    (both realized and unrealized)                      (3.75)     (3.96)      6.28        6.22       (2.90)      (2.89)
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                    (3.79)     (4.01)      6.23        6.22       (3.09)      (3.08)

  Distributions to shareholders from:
    Dividends from net investment income                   --         --       0.01        0.02          --          --
    Distributions from capital gains                       --       1.88       0.55        1.17          --          --
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --       1.88       0.56        1.19          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  22.51   $  26.30   $  32.19   $   26.52   $   22.37   $   22.38
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        (14.41%)   (12.19%)    23.59%      29.08%     (12.14%)    (12.10%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $     25   $      9   $      6   $       1   $      20   $       7
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net expenses                                           1.27%      1.24%      1.24%       1.23%       2.01%       2.01%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.19%)    (0.25%)    (0.13%)     (0.03%)     (0.94%)     (0.94%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.58%      1.80%      3.02%     140.46%       2.07%       2.08%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers
    and reimbursements                                  (0.50%)    (0.81%)    (1.89%)   (139.26%)     (1.00%)     (1.01%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%        37%        11%~        32%         40%         40%
-----------------------------------------------------------------------------------------------------------------------



(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly Chase Core Equity Fund.
**  Formerly Investor Shares.
 *  Commencement of offering of class of shares.
 @  Calculated based upon average shares outstanding.
 #  Short periods have been annualized.
 ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all of the Fund's investable assets were invested in Core Equity Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

JPMORGAN DISCIPLINED EQUITY FUND



                                                                                                CLASS A         CLASS B
                                                                                              ---------       ---------
                                                                                              09/28/01*        09/28/01*
                                                                                                THROUGH         THROUGH
PER SHARE OPERATING PERFORMANCE:                                                               12/31/01        12/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                          $   12.85       $   12.85
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                                          0.01@             --@
    Net gains or losses in securities (both realized and unrealized)                               1.39            1.40
                                                                                              ---------       ---------
    Total from investment operations                                                               1.40            1.40
  Distributions to shareholders from:
    Dividends from net investment income                                                           0.08            0.07
    Distributions from capital gains                                                                 --              --
                                                                                              ---------       ---------
    Total dividends and distributions                                                              0.08            0.07
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   14.17       $   14.18
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                                   10.93%          10.86%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                                          $       2       $      --+
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net expenses                                                                                     0.95%           1.45%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                                                            0.42%          (0.12%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers, reimbursements and earnings credits                                   11.02%!!        11.52%!!
-----------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers, reimbursements and earnings credits                      (9.65%)!!      (10.19%)!!
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                              33%             33%
-----------------------------------------------------------------------------------------------------------------------



 *  Commencement of offering of class of shares.
 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
 +  Amounts round to less than one million.
 #  Short periods have been annualized.
!! Due to the size of the net assets and fixed expenses, ratios may appear disproportionate with other classes.

JPMORGAN DYNAMIC SMALL CAP FUND^



                                                                                 CLASS A
                                                     ------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR   05/19/97*
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  14.21   $  24.54   $  15.98   $   12.79   $   13.85   $   10.00
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                        (0.03)     (0.24)     (0.22)@     (0.15)      (0.09)      (0.04)
    Net gains or losses in securities
     (both realized and unrealized)                      1.54      (6.71)      8.78        3.34       (0.97)       3.89
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     1.51      (6.95)      8.56        3.19       (1.06)       3.85

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --          --
    Distributions from capital gains                       --      (3.38)        --          --          --          --
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --      (3.38)        --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  15.72   $  14.21   $  24.54   $   15.98   $   12.79   $   13.85
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         10.63%    (30.60%)    53.57%      24.94%      (7.65%)     38.50%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $    125   $    120   $    154   $      78   $      62   $      43
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           1.50%      1.50%      1.50%       1.49%       1.50%       1.49%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                          (1.21%)    (1.13%)    (0.99%)     (0.95%)     (0.91%)     (1.16%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers, reimbursements
    and earnings credits                                 1.63%      1.64%      1.76%       1.89%       1.83%       2.38%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without
    waivers, reimbursements and earnings credits        (1.34%)    (1.27%)    (1.25%)     (1.35%)     (1.24%)     (2.05%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8%        57%        87%         92%         68%          7%
-----------------------------------------------------------------------------------------------------------------------


 *  Commencement of operations.
 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

 ^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.

 #  Short periods have been annualized.

                                                                                CLASS B
                                                     ------------------------------------------------------------------
                                                     11/01/01       YEAR       YEAR        YEAR        YEAR   05/19/97*
                                                      THROUGH      ENDED      ENDED       ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   10/31/01   10/31/00    10/31/99    10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  13.72   $  23.96   $  15.71   $   12.67   $   13.81   $   10.00
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                        (0.04)     (0.23)     (0.40)@     (0.27)      (0.17)      (0.06)
    Net gains or losses in securities
     (both realized and unrealized)                      1.48      (6.63)      8.65        3.31       (0.97)       3.87
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                     1.44      (6.86)      8.25        3.04       (1.14)       3.81

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --          --
    Distributions from capital gains                       --      (3.38)        --          --          --          --
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                      --      (3.38)        --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  15.16   $  13.72   $  23.96   $   15.71   $   12.67   $   13.81
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         10.50%    (31.02%)    52.51%      23.99%      (8.25%)     38.10%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $     72   $     67   $    110   $      66   $      57   $      38
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                           2.12%      2.13%      2.20%       2.23%       2.24%       2.24%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                          (1.83%)    (1.75%)    (1.69%)     (1.69%)     (1.65%)     (1.93%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers, reimbursements and
    earnings credits                                     2.12%      2.14%      2.26%       2.39%       2.33%       2.88%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) without waivers,
    reimbursements and earnings credits                 (1.83%)    (1.76%)    (1.75%)     (1.85%)     (1.74%)     (2.57%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8%        57%        87%         92%         68%          7%
-----------------------------------------------------------------------------------------------------------------------


 *  Commencement of operations.
 @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

 ^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.

 #  Short periods have been annualized.

                                                                                 CLASS C
                                                     ------------------------------------------------------------------
                                                                11/01/01       YEAR        YEAR        YEAR   01/07/98**
                                                                 THROUGH      ENDED       ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE                                 12/31/01   10/31/01    10/31/00    10/31/99    10/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  13.70   $  23.93   $   15.69   $   12.66   $   13.17
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                          (0.04)     (0.23)      (0.35)@     (0.26)      (0.08)
    Net gains or losses in securities
     (both realized and unrealized)                                 1.47      (6.62)       8.59        3.29       (0.43)
                                                                --------   --------   ---------   ---------   ---------
    Total from investment operations                                1.43      (6.85)       8.24        3.03       (0.51)

  Distributions to shareholders from:
    Dividends from net investment income                              --         --          --          --          --
    Distributions from capital gains                                  --       3.38          --          --          --
                                                                --------   --------   ---------   ---------   ---------
    Total dividends and distributions                                 --       3.38          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  15.13   $  13.70   $   23.93   $   15.69   $   12.66
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                    10.44%    (31.02%)     52.52%      23.93%      (3.87%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $     11   $     10   $      14   $       6   $       5
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                     2.12%      2.13%       2.20%       2.23%       2.24%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income                                           (1.83%)    (1.76%)     (1.69%)     (1.69%)     (1.55%)
-----------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements and
    earnings credits                                                2.12%      2.14%       2.26%       2.39%       2.29%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers,
    reimbursements and earnings credits                            (1.83%)    (1.77%)     (1.75%)     (1.85%)     (1.60%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                8%        57%         87%         92%         68%
-----------------------------------------------------------------------------------------------------------------------



 **  Commencement of offering class of shares.
  @  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load. ^ Formerly Chase Vista Small Cap Opportunities Fund. The Fund changed its fiscal year end from October 31 to December 31.
  #  Short periods have been annualized.

JPMORGAN EQUITY GROWTH FUND^



                                                                      CLASS A**                    CLASS B     CLASS C
                                                     ------------------------------------------   ---------   ---------
                                                         YEAR       YEAR       YEAR   08/13/98*   02/16/01*   02/16/01*
                                                        ENDED      ENDED      ENDED     THROUGH     THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/01   12/31/00   12/31/99    12/31/98    12/31/01    12/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  43.12   $  67.85   $  52.30   $   45.57   $   41.84   $   41.84
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                               (0.18)@    (0.42)@    (0.29)@     (0.02)      (0.36)@     (0.37)@
    Net gains or losses in securities
      (both realized and unrealized)                    (8.03)    (16.14)     16.75        8.53       (6.76)      (6.79)
                                                     --------   --------   --------   ---------   ---------   ---------
    Total from investment operations                    (8.21)    (16.56)     16.46        8.51       (7.12)      (7.16)

  Distributions to shareholders from:
    Dividends from net investment income                   --         --         --          --          --          --
    Distributions from capital gains                     3.04       8.17       0.91        1.78        3.04        3.04
                                                     --------   --------   --------   ---------   ---------   ---------
    Total dividends and distributions                    3.04       8.17       0.91        1.78        3.04        3.04
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  31.87   $  43.12   $  67.85   $   52.30   $   31.68   $   31.64
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        (19.06%)   (23.85%)    31.54%      18.80%     (17.07%)    (17.17%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                 $     32   $     24   $     15   $       1   $      15   $       2
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
  Net expenses                                           1.24%      1.24%      1.24%       1.25%       1.99%       1.99%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                                 (0.50%)    (0.65%)    (0.48%)     (0.19%)     (1.24%)     (1.25%)
-----------------------------------------------------------------------------------------------------------------------
  Expenses without waivers and reimbursements            1.58%      1.64%      2.34%       5.88%       2.10%       2.10%
-----------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers and
   reimbursements                                       (0.84%)    (1.05%)    (1.58%)      4.82%      (1.35%)     (1.36%)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    98%        58%        15%~        35%         98%         98%
-----------------------------------------------------------------------------------------------------------------------



(1) Total return figures do not include the effect of any front-end or deferred sales load.
 ^  Formerly Chase Equity Growth Fund.
 *  Commencement of offering of class of shares.
**  Formerly Investor Shares.
 @  Calculated based upon average shares outstanding.
 #  Short periods have been annualized.
 ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all of the Fund's investable assets were invested in Equity Growth Portfolio, and the portfolio turnover rate is disclosed at the Portfolio level.

JPMORGAN EQUITY INCOME FUND^



                                                             CLASS A~                     CLASS B      CLASS C
                                         --------------------------------------------   ---------    ---------
                                               YEAR       YEAR       YEAR   08/24/98*   02/16/01*    02/16/01*
                                              ENDED      ENDED      ENDED     THROUGH     THROUGH      THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01   12/31/00   12/31/99    12/31/98    12/31/01     12/31/01
-------------------------------------------------------------------------------------   ---------    ---------
Net asset value, beginning of period     $    35.35   $  49.83   $  46.23   $   40.49   $   34.41    $   34.41
-------------------------------------------------------------------------------------   ---------    ---------
   Income from investment operations:
     Net investment income                     0.10@      0.17@      0.20@       0.06       (0.06)@      (0.05)@
     Net gains or losses in securities
       (both realized and unrealized)         (4.62)     (2.66)      5.63        5.89       (3.64)       (3.66)
                                         ----------   --------   --------   ---------   ---------    ---------
     Total from investment operations         (4.52)     (2.49)      5.83        5.95       (3.70)       (3.71)
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.09       0.18       0.23        0.07          --           --
     Distributions from capital gains          0.17      11.81       2.00        0.14        0.17         0.17
                                         ----------   --------   --------   ---------   ---------    ---------
     Total dividends and distributions         0.26      11.99       2.23        0.21        0.17         0.17
-------------------------------------------------------------------------------------   ---------    ---------
Net asset value, end of period           $    30.57   $  35.35   $  49.83   $   46.23   $   30.54    $   30.53
-------------------------------------------------------------------------------------   ---------    ---------
TOTAL RETURN(1)                              (12.76%)    (4.09%)    12.70%      14.70%     (10.74%)     (10.76%)
=====================================================================================   ======================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------   ---------    ---------
Net assets, end of period (millions)     $       28   $      5   $      4   $       1   $      14    $       4
-------------------------------------------------------------------------------------   ---------    ---------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------   ---------    ---------
   Net expenses                                1.25%      1.25%      1.24%       1.18%       1.75%        1.75%
-------------------------------------------------------------------------------------   ---------    ---------
   Net investment income                       0.30%      0.34%      0.42%       0.57%      (0.20%)      (0.20%)
-------------------------------------------------------------------------------------   ---------    ---------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   1.55%      1.94%      3.33%      37.61%       2.06%        2.06%
-------------------------------------------------------------------------------------   ---------    ---------
   Net investment income without
     waivers, reimbursements and
     earnings credits                          0.00%     (0.35%)    (1.67%)    (35.86%)     (0.51%)      (0.51%)
-------------------------------------------------------------------------------------   ---------    ---------
Portfolio turnover rate                           4%        15%        16%          3%          4%           4%
-------------------------------------------------------------------------------------   ---------    ---------



(1) Total return figures do not include the effect of any front-end or deferred sales load.
^    Formerly Chase Equity Income Fund.
~    Formerly Investor Shares.
*    Commencement of offering of class of shares.
@    Calculated based upon average shares outstanding.
#    Short periods have been annualized.

JPMORGAN GROWTH AND INCOME FUND^


                                                                        CLASS A
                                         ---------------------------------------------------------------------
                                           11/01/01       YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH      ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01   10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    26.95   $  40.71   $  43.65   $   43.24   $   46.21    $   39.21
--------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.03       0.19       0.09@       0.18@       0.19@        0.35@
     Net gains or losses in securities
       (both realized and unrealized)          1.88      (8.04)      3.31        5.07        3.59        10.18
                                         ----------   --------   --------   ---------   ---------    ---------
     Total from investment operations          1.91      (7.85)      3.40        5.25        3.78        10.53
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.03       0.21       0.03        0.17        0.19         0.38
     Distributions from capital gains            --       5.70       6.31        4.67        6.56         3.15
                                         ----------   --------   --------   ---------   ---------    ---------
     Total dividends and distributions         0.03       5.91       6.34        4.84        6.75         3.53
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    28.83   $  26.95   $  40.71   $   43.65   $   43.24    $   46.21
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                7.09%    (21.50%)     8.88%      12.82%       9.09%       28.84%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $      876   $    833   $  1,131   $   1,385   $   1,499    $   1,497
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------
   Net Expenses                                1.30%      1.30%      1.30%       1.26%       1.25%        1.27%
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                0.62%      0.59%      0.23%       0.41%       0.44%        0.82%
--------------------------------------------------------------------------------------------------------------
   Expenses without waivers and
     reimbursements                            1.30%      1.32%      1.30%       1.26%       1.25%        1.27%
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers and reimbursements                0.62%      0.57%      0.23%       0.41%       0.44%        0.82%
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover~                               0%        12%        30%        125%        113%          62%
--------------------------------------------------------------------------------------------------------------



 @   Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
 ^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
 #   Short periods have been annualized.
 ~ The percentages reflect the portfolio turnover of The Growth and Income Portfolio, of which the Fund invested all of its investable assets.

                                                                        CLASS B
                                         ---------------------------------------------------------------------
                                           11/01/01       YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH      ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01   10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    26.48   $  40.09   $  43.25   $   42.92   $   45.96    $   39.02
--------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.01       0.02      (0.11)@     (0.04)@     (0.02)@       0.13@
     Net gains or losses in securities
     (both realized and unrealized)            1.83      (7.89)      3.26        5.04        3.54        10.13
                                         ----------   --------   --------   ---------   ---------    ---------
     Total from investment operations          1.84      (7.87)      3.15        5.00        3.52        10.26
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --       0.04         --          --          --         0.17
     Distributions from capital gains            --       5.70       6.31        4.67        6.56         3.15
                                         ----------   --------   --------   ---------   ---------    ---------
     Total dividends and distributions           --       5.74       6.31        4.67        6.56         3.32
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    28.32   $  26.48   $  40.09   $   43.25   $   42.92    $   45.96
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                6.95%    (21.90%)     8.32%      12.29%       8.52%       28.20%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $      180   $    185   $    409   $     528   $     542    $     489
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------
   Net Expenses                                1.80%      1.80%      1.80%       1.76%       1.75%        1.77%
--------------------------------------------------------------------------------------------------------------
   Net investment income                       0.12%      0.10%     (0.27%)     (0.09%)     (0.06%)       0.31%
--------------------------------------------------------------------------------------------------------------
   Expenses without waivers and
     reimbursements                            1.80%      1.82%      1.80%       1.76%       1.75%        1.77%
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers and reimbursements                0.12%      0.08%     (0.27%)     (0.09%)     (0.06%)       0.31%
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover~                               0%        12%        30%        125%        113%          62%
--------------------------------------------------------------------------------------------------------------



@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.
~ The percentages reflect the portfolio turnover of The Growth and Income Portfolio, of which the Fund invested all of its investable assets.

                                                                  CLASS C
                                         --------------------------------------------------------
                                           11/01/01       YEAR       YEAR        YEAR   01/02/98**
                                            THROUGH      ENDED      ENDED       ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01   10/31/01   10/31/00    10/31/99    10/31/98
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    25.68   $  39.10   $  42.34   $   42.13   $   41.64
-------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                     0.01       0.05      (0.11)@     (0.03)@     (0.02)@
     Net gains or losses in securities
       (both realized and unrealized)          1.78      (7.70)      3.18        4.94        0.68
                                         ----------   --------   --------   ---------   ---------
     Total from investment operations          1.79      (7.65)      3.07        4.91        0.66
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --       0.07         --        0.03        0.09
     Distributions from capital gains            --       5.70       6.31        4.67        0.08
                                         ----------   --------   --------   ---------   ---------
     Total dividends and distributions           --       5.77       6.31        4.70        0.17
-------------------------------------------------------------------------------------------------
Net asset value, end of period           $    27.47   $  25.68   $  39.10   $   42.34   $   42.13
-------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                6.97%   (21.89%)      8.31%      12.29%       1.55%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $        7   $      7   $      9   $      10   $       5
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------
   Net Expenses                                1.80%      1.80%      1.80%       1.76%       1.72%
-------------------------------------------------------------------------------------------------
   Net investment income                       0.12%      0.09%     (0.27%)     (0.07%)     (0.05%)
-------------------------------------------------------------------------------------------------
   Expenses without waivers and
     reimbursements                            1.80%      1.82%      1.80%       1.76%       1.72%
-------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers and reimbursements                0.12%      0.07%     (0.27%)     (0.07%)     (0.05%)
-------------------------------------------------------------------------------------------------
Portfolio Turnover~                               0%        12%        30%        125%        113%
-------------------------------------------------------------------------------------------------



**   Commencement of offering class of shares.
 @   Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
 ^ Formerly Chase Vista Growth and Income Fund. The Fund changed its fiscal year end from October 31 to December 31.
 #   Short periods have been annualized.
 ~ The percentages reflect the portfolio turnover of The Growth and Income Portfolio, of which the Fund invested all of its investable assets.

JPMORGAN MID CAP GROWTH FUND^



                                                     CLASS A                                CLASS B
                                         ----------------------------------   ---------------------------------
                                           10/01/01   10/01/00   10/29/99**   10/01/01   10/01/00    10/29/99**
                                            THROUGH    THROUGH      THROUGH    THROUGH    THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01   09/30/01     09/30/00   12/31/01   09/30/01      09/30/00
---------------------------------------------------------------------------   ---------------------------------
Net asset value, beginning of period     $     4.27   $  12.51   $    10.00   $   4.22   $  12.43    $    10.00
---------------------------------------------------------------------------   ---------------------------------
   Income from investment operations:
     Net investment income                    (0.01)     (0.02)@      (0.09)     (0.02)     (0.07)@       (0.17)
     Net gains or losses in securities
       (both realized and unrealized)          0.80      (8.06)        2.60       0.79      (7.98)         2.60
                                         ----------   --------   ----------   --------   --------    ----------
     Total from investment operations          0.79      (8.08)        2.51       0.77      (8.05)         2.43
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --         --           --         --         --            --
     Distribution from capital gains             --       0.16           --         --       0.16            --
                                         ----------   --------   ----------   --------   --------    ----------
     Total dividends and distributions           --       0.16           --         --       0.16            --
---------------------------------------------------------------------------   ---------------------------------
Net asset value, end of period           $     5.06   $   4.27   $    12.51   $   4.99   $   4.22    $    12.43
---------------------------------------------------------------------------   ---------------------------------
TOTAL RETURN                                  18.50%    (65.10%)      25.12%     18.25%    (65.30%)       24.31%
===========================================================================   =================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------   ---------------------------------
Net assets, end of period (millions)     $      101   $     94   $       33   $      5   $      6    $       25
---------------------------------------------------------------------------   ---------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------   ---------------------------------
   Net expenses                                1.35%      1.30%        1.16%      2.05%      2.00%         1.86%
---------------------------------------------------------------------------   ---------------------------------
   Net investment income                      (0.84%)    (0.54%)      (0.68%)    (1.53%)    (1.22%)       (1.38%)
---------------------------------------------------------------------------   ---------------------------------
   Expenses without waivers and
     reimbursements                            1.35%      1.30%        1.20%      2.05%      2.00%         1.91%
---------------------------------------------------------------------------   ---------------------------------
   Net investment income without
     waivers and reimbursements               (0.84%)    (0.54%)      (0.72%)    (1.53%)    (1.22%)       (1.43%)
---------------------------------------------------------------------------   ---------------------------------
Portfolio turnover rate                         135%       159%         147%       135%       159%          147%
---------------------------------------------------------------------------   ---------------------------------



^ Formerly H&Q IPO & Emerging Company Fund. The Fund changed its fiscal year from September 30 to December 31.
**   Commencement of operations.
#    Short periods have been annualized.
@    Calculated based upon average shares outstanding.

JPMORGAN MID CAP VALUE FUND^



                                                CLASS A                  CLASS B                   CLASS C
                                         -----------------------   ---------------------   ----------------------
                                           10/01/01   04/30/01**   10/01/01   04/30/01**   10/01/01    04/30/01**
                                            THROUGH      THROUGH    THROUGH      THROUGH    THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01     09/30/01   12/31/01     09/30/01   12/31/01      09/30/01
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, beginning of period     $    13.43   $    14.24    $ 13.40   $    14.24    $ 13.41   $     14.24
----------------------------------------------------------------   ---------------------   ----------------------
   Income from investment operations:
     Net investment income                     0.02@        0.04@     (0.01)@         --@     (0.01)@          --@
     Net gains or losses in securities
       (both realized and unrealized)          1.48        (0.85)      1.47        (0.84)      1.48         (0.83)
                                         ----------   ----------    -------   ----------    -------   -----------
     Total from investment operations          1.50        (0.81)      1.46        (0.84)      1.47         (0.83)
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.08           --       0.05           --       0.04            --
     Distributions from capital gains          0.75           --       0.75           --       0.75            --
                                         ----------   ----------    -------   ----------    -------   -----------
     Total dividends and distributions         0.83           --       0.80           --       0.79            --
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, end of period           $    14.10   $    13.43    $ 14.06   $    13.40    $ 14.09   $     13.41
----------------------------------------------------------------   ---------------------   ----------------------
TOTAL RETURN                                  11.20%       (5.69%)+   10.94%       (5.90%)+   11.05%        (5.83%)+
================================================================   =====================   ======================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------   ---------------------   ----------------------
Net assets, end of period (millions)     $        5   $        2    $     3   $        1    $     3   $         2
----------------------------------------------------------------   ---------------------   ----------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------   ---------------------   ----------------------
   Net expenses                                1.25%        1.30%      1.99%        2.03%      1.99%         2.04%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income                       0.47%        0.71%     (0.27%)       0.01%     (0.30%)        0.03%
----------------------------------------------------------------   ---------------------   ----------------------
   Expenses without waivers,
     reimbursements, and earnings
     credits                                   3.72%       15.30%      4.47%       16.00%      4.48%        15.95%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income without
     waivers, reimbursements, and
     earnings credits                         (2.00%)     (13.29%)    (2.75%)     (13.96%)    (2.79%)      (13.88%)
----------------------------------------------------------------   ---------------------   ----------------------
Portfolio turnover rate                          15%          98%        15%         98%         15%           98%
----------------------------------------------------------------   ---------------------   ----------------------



**   Commencement of offering of class of shares.
*    Commencement of operations.
^    The Fund changed its fiscal year end from September 30 to December 31.
@    Calculated based on average shares outstanding.
+    Not annualized.
#    Short periods have been annualized.

JPMORGAN SMALL CAP EQUITY FUND^



                                                                        CLASS A
                                         ----------------------------------------------------------------------
                                           11/01/01        YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH       ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01    10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    19.64   $   27.89   $  22.77   $   20.40    $  23.57    $   19.19
---------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                    (0.03)@     (0.10)     (0.20)@     (0.13)@     (0.11)       (0.05)
     Net gains or losses in securities
       (both realized and unrealized)          1.92       (4.26)      7.97        2.67       (2.42)        4.72
                                         ----------   ---------   --------   ---------    --------    ---------
     Total from investment operations          1.89       (4.36)      7.77        2.54       (2.53)        4.67
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --          --         --          --          --           --
     Distributions from capital gains            --        3.89       2.65        0.17        0.64         0.29
                                         ----------   ---------   --------   ---------    --------    ---------
     Total dividends and distributions           --        3.89       2.65        0.17        0.64         0.29
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    21.53   $   19.64   $  27.89   $   22.77    $  20.40    $   23.57
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                9.62%     (16.62%)    37.10%      12.49%     (10.93%)      24.61%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $       71   $      67   $     93   $      98    $    133    $     174
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                1.38%       1.39%      1.44%       1.40%       1.38%        1.45%
---------------------------------------------------------------------------------------------------------------
   Net investment income                      (0.81%)     (0.80%)    (0.77%)     (0.59%)     (0.43%)      (0.23%)
---------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   1.38%       1.40%      1.44%       1.40%       1.38%        1.45%
---------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers, reimbursements and
     earnings credits                         (0.81%)     (0.81%)    (0.77%)     (0.59%)     (0.43%)      (0.23%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           6%         47%        75%         92%         74%          55%
---------------------------------------------------------------------------------------------------------------



@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end or sales load.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

                                                                        CLASS B
                                         ----------------------------------------------------------------------
                                           11/01/01        YEAR       YEAR        YEAR        YEAR         YEAR
                                            THROUGH       ENDED      ENDED       ENDED       ENDED        ENDED
PER SHARE OPERATING PERFORMANCE            12/31/01    10/31/01   10/31/00    10/31/99    10/31/98     10/31/97
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    18.50   $   26.73   $  22.06   $   19.91    $  23.19    $   19.00
---------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                    (0.05)@     (0.09)     (0.37)@     (0.28)@     (0.31)       (0.27)
     Net gain or losses in securities
       (both realized and unrealized)          1.81       (4.25)      7.69        2.60       (2.33)        4.75
                                         ----------   ---------   --------   ---------    --------    ---------
     Total from investment operations          1.76       (4.34)      7.32        2.32       (2.64)        4.48
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --          --         --          --          --           --
     Distributions from capital gains            --        3.89       2.65        0.17        0.64         0.29
                                         ----------   ---------   --------   ---------    --------    ---------
     Total dividends and distributions           --        3.89       2.65        0.17        0.64         0.29
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    20.26   $   18.50   $  26.73   $   22.06    $  19.91    $   23.19
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                9.51%     (17.37%)    36.17%      11.69%     (11.60%)      23.84%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)     $       42   $      39   $     57   $      57    $     80    $     100
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                2.12%       2.13%      2.17%       2.12%       2.10%        2.16%
---------------------------------------------------------------------------------------------------------------
   Net investment income                      (1.55%)     (1.54%)    (1.50%)     (1.31%)     (1.15%)      (0.94%)
---------------------------------------------------------------------------------------------------------------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   2.12%       2.14%      2.17%       2.12%       2.10%        2.16%
---------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
     waivers, reimbursements and
     earnings credits                         (1.55%)     (1.55%)    (1.50%)     (1.31%)     (1.15%)      (0.94%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           6%         47%        75%         92%         74%          55%
---------------------------------------------------------------------------------------------------------------



@    Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
^ Formerly Chase Vista Small Cap Equity Fund. The Fund changed its fiscal year end from October 31 to December 31.
#    Short periods have been annualized.

JPMORGAN SMALL CAP GROWTH FUND^



                                                CLASS A                  CLASS B                   CLASS C
                                         -----------------------   ---------------------   ----------------------
                                           10/01/01   04/30/01**   10/01/01   04/30/01**   10/01/01    04/30/01**
                                            THROUGH      THROUGH    THROUGH      THROUGH    THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01     09/30/01   12/31/01     09/30/01   12/31/01      09/30/01
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, beginning of period     $     6.80   $     9.20   $   6.80   $     9.20   $   6.79    $     9.20
----------------------------------------------------------------   ---------------------   ----------------------
   Income from investment operations:
     Net investment income (loss)             (0.01)       (0.05)@    (0.02)       (0.08)@    (0.01)        (0.08)@
     Net gains or losses in securities
       (both realized and unrealized)          2.46        (2.35)      2.47        (2.32)      2.45         (2.33)
                                         ----------   ----------   --------   ----------   --------    ----------
     Total from investment operations          2.45        (2.40)      2.45        (2.40)      2.44         (2.41)
   Distributions to shareholders from:
     Dividends from net investment
       income                                    --           --         --           --         --            --
     Distributions from capital gains            --           --         --           --         --            --
                                         ----------   ----------   --------   ----------   --------    ----------
     Total distributions                         --           --         --           --         --            --
----------------------------------------------------------------   ---------------------   ----------------------
Net asset value, end of period           $     9.25   $     6.80   $   9.25   $     6.80   $   9.23    $     6.79
----------------------------------------------------------------   ---------------------   ----------------------
TOTAL RETURN                                  36.03%      (26.09%)    36.03%      (26.09%)    35.94%       (26.20%)
================================================================   =====================   ======================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------   ---------------------   ----------------------
Net assets, end of period (millions)     $        -!  $        -!  $      -!  $        -!  $      -!   $        -!
----------------------------------------------------------------   ---------------------   ----------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------   ---------------------   ----------------------
   Net expenses                                1.54%        1.60%      2.35%        2.38%      2.35%         2.35%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income                      (1.27%)      (1.37%)    (2.09%)      (2.11%)    (2.11%)       (2.11%)
----------------------------------------------------------------   ---------------------   ----------------------
   Expenses without reimbursements            12.17%       11.04%     12.97%       12.16%     12.97%        10.97%
----------------------------------------------------------------   ---------------------   ----------------------
   Net investment income without
     reimbursements                          (11.90%)     (10.81%)   (12.71%)     (11.89%)   (12.73%)      (10.73%)
----------------------------------------------------------------   ---------------------   ----------------------
Portfolio turnover rate                          25%          71%        25%          71%        25%           71%
----------------------------------------------------------------   ---------------------   ----------------------



**   Commencement of offering of class of shares.
^    The Fund changed its fiscal year end from September 30 to December 31.
@    Calculated based on average shares outstanding.
#    Short periods have been annualized.
!    Amounts round to less than one million.

JPMORGAN U.S. EQUITY FUND



                                                CLASS A^+           CLASS B      CLASS C
                                         -----------------------   ----------------------
                                           06/01/01   09/15/00**   09/10/01*    09/10/01*
                                            THROUGH      THROUGH     THROUGH      THROUGH
PER SHARE OPERATING PERFORMANCE            12/31/01     05/31/01    12/31/01     12/31/01
----------------------------------------------------------------   ---------   ----------
Net asset value, beginning of period     $    11.16   $    12.86   $    9.67   $     9.67
----------------------------------------------------------------   ---------   ----------
   Income from investment operations:
     Net investment income                     0.02@        0.03       (0.01)@      (0.01)@
     Net gains or losses in securities
       (both realized and unrealized)         (0.69)       (1.72)       0.79         0.80
                                         ----------   ----------   ---------   ----------
     Total from investment operations         (0.67)       (1.69)       0.78         0.79
   Distributions to shareholders from:
     Dividends from net investment
       income                                  0.02         0.01          --           --
     Distributions from capital gains          0.02           --        0.02         0.02
     Total dividends and distributions         0.04         0.01        0.02         0.02
----------------------------------------------------------------   ---------   ----------
Net asset value, end of period           $    10.45   $    11.16   $   10.43   $    10.44
----------------------------------------------------------------   ---------   ----------
TOTAL RETURN(1)                               (5.96%)     (13.10%)      8.07%        8.18%
================================================================   =========   ==========
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------   ---------   ----------
Net assets, end of period (millions)     $       54   $        3   $      19   $        1
----------------------------------------------------------------   ---------   ----------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------   ---------   ----------
   Net expenses                                1.05%        1.05%       1.75%        1.75%
----------------------------------------------------------------   ---------   ----------
   Net investment income                       0.30%        0.22%      (0.40%)      (0.39%)
----------------------------------------------------------------   ---------   ----------
   Expenses without waivers,
     reimbursements and earnings
     credits                                   1.44%        7.05%       1.85%        1.85%
----------------------------------------------------------------   ---------   ----------
   Net investment income without
     waivers, reimbursements and
     earnings credits                        (0.09%)       (5.78%)     (0.50%)      (0.49%)
----------------------------------------------------------------   ---------   ----------
Portfolio turnover rate -                        48%          81%         48%          48%
----------------------------------------------------------------   ---------   ----------



^ Formerly J.P. Morgan U.S. Equity Fund - Advisor Series. The fund changed its fiscal year end from May 31 to December 31.
+ Prior to open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior period has been restated to reflect the split.
*    Commencement of operations of class of shares.
@    Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
#    Short periods have been annualized.
- Prior to September 10, 2001, USEF invested all of its investible assets in The U.S. Equity Portfolio ("USEP"). The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of USEP.

JPMORGAN VALUE OPPORTUNITIES FUND(1)



                                               YEAR         YEAR        YEAR         YEAR       YEAR
                                              ENDED        ENDED       ENDED        ENDED      ENDED
PER SHARE OPERATING PERFORMANCE:           12/31/01     12/31/00    12/31/99     12/31/98   12/31/97
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year       $    28.05   $    28.83   $   30.86   $    26.09   $  20.00
-------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                      .02          .04         .08          .08        .09
     Net realized and unrealized gain
       (loss) on investment                   (4.28)         .10       (1.36)        5.95       7.20
                                         ----------   ----------   ---------   ----------   -----------
     Total from investment operations         (4.26)         .14       (1.28)        6.03       7.29
   Less distributions:
     Dividends (from net investment
       income)                                 (.02)        (.05)       (.08)        (.07)      (.09)
     Distributions (from capital gains)       (2.91)        (.87)       (.67)       (1.19)     (1.11)
                                         ----------   ----------   ---------   ----------   -----------
     Total distributions                      (2.93)        (.92)       (.75)       (1.26)     (1.20)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year             $    20.86   $    28.05   $   28.83   $    30.86   $  26.09
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                              (15.31)%        .65%      (4.15)%      23.22%     36.56%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
   Net assets, end of year
     (in thousands)                      $   51,253   $   62,075   $  69,741   $   77,868   $ 61,649
-------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net
     assets                                    1.39%        1.25%       1.18%        1.24%      1.25%
-------------------------------------------------------------------------------------------------------
   Ratio of net income to average net
     assets                                     .09%         .21%        .30%         .26%       .35%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       14.42%       11.73%       8.07%       11.17%     13.03%
-------------------------------------------------------------------------------------------------------



(1)  Operated as The Growth Fund of Washington through 2001.
(2)  Excludes maximum sales charge of 5.75% of the Fund's offering price.

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

           The Investment Company Act File Nos. for each Fund are:

           JPMorgan Balanced Fund                      811-5526
           JPMorgan Capital Growth Fund                811-5151
           JPMorgan Core Equity Fund                   811-5526
           JPMorgan Disciplined Equity Fund            811-7342
           JPMorgan Dynamic Small Cap Fund             811-5151
           JPMorgan Equity Growth Fund                 811-5526
           JPMorgan Equity Income Fund                 811-5526
           JPMorgan Growth and Income Fund             811-5151
           JPMorgan Mid Cap Growth Fund                811-5526
           JPMorgan Mid Cap Value Fund                811-08189
           JPMorgan Small Cap Equity Fund              811-5151
           JPMorgan Small Cap Growth Fund             811-08189
           JPMorgan U.S. Equity Fund                   811-7342
           JPMorgan Value Opportunities Fund           811-4321



            (c) J.P. Morgan Chase & Co. All Rights Reserved. May 2002

                                                                    PR-EQABC-502

                                 JPMorgan Funds

                     JPMorgan Value Opportunities Fund, Inc.


                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2002



                             1101 Vermont Avenue, NW
                             Washington, D.C. 20005
                                 (202) 842-5665
                                  (800)972-9274


JP Morgan Value Opportunities Fund, Inc. (the "Fund") is a diversified, open-end investment company that seeks long-term capital appreciation. This Statement of Additional Information relating to the Fund is not a prospectus and should be read in conjunction with the Fund's Prospectus. The Fund's Annual Report and Semi-Annual Report are incorporated by reference into the SAI. Copies of the Fund's Prospectus, Annual Report and Semi-Annual Report are available, without charge, upon request by writing or calling the Secretary of the Fund at the above address and phone number. The date of the Prospectus to which this statement relates is May 1, 2002.


                           --------------------------




                       J.P. Morgan Fund Distributors, Inc.
                                   Distributor

                        Washington Management Corporation
                                Business Manager

                     J.P. Morgan Investment Management Inc.
                                     Adviser




















                                TABLE OF CONTENTS


CAPTION                                                    PAGE

General Information                                          3
Description of Certain Securities                            3
Additional Investment Restrictions and Policies              9
Management of the Fund                                      11
Director Compensation and Fund Ownership                    12
Other Fund Officers                                         13
Codes of Ethics                                             14
Investment Advisory and Other Services                      14
Custodian, Transfer Agent and Auditor                       15
Shareholder Servicing                                       15
Distributor and Plans of Distribution                       16
Portfolio Transactions                                      18
Description of Shares, Voting Rights and Liabilities        19
Purchases, Redemptions and Exchanges                        19
Net Asset Value                                             25
Tax Status                                                  26
Performance Data                                            28
Financial Statements                                        28



                               GENERAL INFORMATION


JPMorgan Value Opportunities Fund, Inc. (the "Fund") is a diversified, open-end investment company that seeks long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on May 24, 1985. The Fund operated as The Growth Fund of Washington until December 31, 2001 with a different investment objective, a different investment adviser and different investment policies.

Washington Management Corporation, a wholly-owned subsidiary of The Johnston-Lemon Group, Incorporated ("JLG"), is the Fund's business manager (the "Business Manager"). J.P. Morgan Investment Management Inc. ("JPMIM or the Adviser"), a wholly owned subsidiary of J.P. Morgan Chase & Co., is the Fund's Investment Adviser. JPMIM became the Fund's investment adviser on December 31, 2001. J.P. Morgan Fund Distributors, Inc., a wholly owned subsidiary of The BISYS Group, Inc., is the distributor (the "Distributor") of the Fund's shares.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, ("Morgan"), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other government agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower that the amount originally invested by the investor.



                        DESCRIPTION OF CERTAIN SECURITIES

                               Equity Investments

The Equity Securities in which the Fund invests include those listed on any domestic or foreign securities exchange or traded in the over-the-counter (OTC) market.

Equity Securities. The Equity Securities in which the Fund may invest may or may not pay dividends and may or may not carry voting rights.
Common stock occupies the most junior position in a company's capital structure.

The convertible securities in which the Fund may invest include any debt securities stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, but senior to the claims of preferred and common shareholders.

Common Stock Warrants. The Fund may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

Foreign Investments. The Fund may make investments in foreign securities. For purposes of the Fund's investment policies, the issuer of a security may be deemed to be located in a particular country if (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, or (iii) the issuer derives at least 50% of its revenue from goods produced or sold, investments made or services performed in such country or has at least 50% of its assets situated in such country. Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of Fund securities and could favorably or unfavorably affect the Fund's operations.

Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

Foreign investments may be made in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Commercial Paper. The Fund may invest in commercial paper which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed-income securities no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and include the maturity for the purpose of calculating the average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with its custodian a segregated account with liquid assets consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitment. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.

Investment Company Securities. Securities of other investment companies may be acquired by the Fund to the extent permitted under the Investment Company Act of 1940, as amended, (the "1940 Act") or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; provided, however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

The Securities and Exchange Commission ("SEC") has granted the Fund an exemptive order permitting it to invest its uninvested cash in any affiliated money market funds. The order sets forth the following conditions: (1) the Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its investment advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing or administration fees.

Repurchase Agreements. The Fund may invest in repurchase agreements with commercial banks or broker-dealers meeting creditworthiness standards set and monitored by the Fund's Adviser. A repurchase agreement involves the purchase by the Fund of U.S. government securities or other debt obligations with the condition that, after a stated period of time, the seller will buy back the same securities (the "collateral") at a predetermined price or yield. The collateral will be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder). In the event the original seller defaults on its obligations to repurchase, the Fund will sell the collateral, which action could involve costs or delays. The Fund's rights to the collateral are unclear where the seller is a bank which becomes insolvent. Moreover, the Fund could suffer a loss to the extent proceeds from the sale of the collateral may be less than the repurchase price. Either the Fund or its custodian will have physical custody of the collateral or the Fund will have constructive possession by entry into the Fund's account in the federal book-entry system. No more than 10% of the Fund's net assets, at the time of investment, may be invested in repurchase agreements not terminable within seven days.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses of the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The

Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with its custodian a separate account with a segregated fund of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33 1/3% of a Fund's total assets.

Securities Loans. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Fund will not lend their securities to any officer, Director, employee or other affiliate of the Fund, the Adviser or the Distributor, unless otherwise permitted by applicable law. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33 1/3% of the Fund's total assets.

Illiquid Investments; Privately Placed and Certain Unregistered Securities. The Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy restriction, the Fund may acquire investments that are illiquid or have limited liquidity, such as privately placed securities or other investments that are not registered under the Securities Act of 1933, as amended ("the 1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Directors. The Directors will monitor the Adviser's implementation of these guidelines on a periodic basis.

As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Quality and Diversification Requirements. The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. government, its agencies or instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

The Fund will also comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code "), for qualification as a regulated investment company. See "Taxes."

The Fund may invest in convertible debt securities for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time the Fund invests in any other short-term debt securities, they must be rated in the category A or higher by Moody's or Standard & Poor's, or the equivalent by another nationally recognized statistical rating organization, or if unrated, the investment must be of comparable quality in the Adviser's opinion. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Futures Contracts and Options on Futures Contracts. The Fund may purchase or sell (write) futures contracts and may purchase and sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit, and on indices of fixed-income securities and indices of equity securities.

Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are paid by the Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

Asset Coverage for Futures Contracts and Options Positions. Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

In addition, the Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual fund and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

U.S. Government Securities and Other Short-Term Securities. The Fund may invest in short term securities which may include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), federal agency obligations guaranteed as to principal and interest by the U.S. Treasury, and certain securities issued by U.S. government instrumentalities or certain federal agencies which securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. These latter securities, however, generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. Other short-term securities may also include commercial paper issued by domestic corporations rated at the time of purchase not lower than Prime-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, or the equivalent by another NRSRO or deemded comparable by the Adviser, or certificates of deposit issued by U.S. banks having assets in excess of $1 billion.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions

The Fund has adopted the following restrictions which, together with its investment objective, are its fundamental policies. These fundamental policies cannot be changed without approval of the holders of a majority (as defined in the 1940 Act of the Fund's outstanding shares. The Act defines "majority" as the lesser of (1) 67% or more of the Fund's outstanding shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

     The Fund's fundamental investment restrictions are:

     (1): The Fund may not borrow money, except to the extent permitted by applicable law.

     (2): The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the 1933 Act.

     (3): The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or instruments issued by issuers that invest in real estate.

     (4) The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodity contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

     (5): The Fund may make loans to other persons, in accordance with the Fund's investment objective and policies to the extent permitted by applicable law.

     (6): The Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.

     (7): The Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

     (8) The Fund may not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

The following restrictions are not fundamental and may be changed by the Fund without shareholder approval, in compliance with applicable law, regulation, or regulatory policy.

     The Fund may not:

     (a) make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (b) purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than
                                        9

     10% of the value of its total assets to be invested in such securities and such repurchase agreements;

     (c) invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

     (d) pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.

There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change. For purposes of fundamental investment restrictions regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification, if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.


                             MANAGEMENT OF THE FUND


NAME                      YEAR FIRST
POSITION W/ FUND         ELECTED A          PRINCIPAL                  OTHER DIRECTORSHIPS
AGE                       DIRECTOR          OCCUPATION*1*              HELD BY DIRECTOR*2*
---               ----------------          --------------             -------------------

                              Independent Directors

Cyrus A. Ansary            1985     President, Investment              The American Funds Tax-Exempt Series I
    Director                        Services International, LLC*3*     Washington Mutual Investors Fund
    68

Daniel J. Callahan III     2001     Vice Chairman and Treasurer,       Washington Mutual Investors Fund
    Director                        The Morris and Gwendolyn           WGL Holdings, Inc.
    69                              Cafritz Foundation

James C. Miller III        2001     Counselor, Citizens for            Atlantic Coast Airlines, Inc.
   Director                         a Sound Economy                    The American Funds Tax-Exempt Series I
   59                                                                  Washington Mutual Investors Fund

T. Eugene Smith            1985     President,                         The American Funds Tax-Exempt Series I
   Director                         T. Eugene Smith, Inc.*4*           Washington Mutual Investors Fund
   71

Leonard P. Steuart, II*5* 1994      Vice President,                    Washington Mutual Investors Fund
   Director                         Steuart Investment Company*6*
   67

Margita E. White           1991     Retired President,                 Leitch Technology Corp.
   Director                         Association for Maximum                     The American Funds Tax-Exempt Series I
   64                               Service Television                 Washington Mutual Investors Fund


                              Interested Directors

James H. Lemon, Jr.        1985     Chairman & Chief Executive         The American Funds Tax-Exempt Series I
   Chairman                         Officer, The Johnston-Lemon        Washington Mutual Investors Fund
   66                               Group, Incorporated*7*


Harry J. Lister            1985     Director & President,              The American Funds Tax-Exempt Series I
    Vice Chairman                   Washington Management               Washington Mutual Investors Fund
    66                              Corporation


Jeffrey L. Steele          2001     Director & Executive Vice          Washington Mutual Investors Fund
President &                         President, Washington
    Director                        Management Corporation
    56                              Former Partner,
                                    Dechert Price and Rhoads

  The address for all Directors is the Office of the Fund, 1101 Vermont Avenue, Suite 600, Washington, DC 20005.

*1* Reflects current principal occupation and principal employment during the past 5 years. Corporate positions may have changed during the period.

*2* This includes all directorships that are held by each Director as a director of a public company or registered investment company (other than for the Fund). No Director serves as a director for any other fund in the JPMorgan fund complex.

*3* The principal business of Investment Services International, LLC is a holding company for various operating entities.

*4* The principal business of T. Eugene Smith, Inc. is real estate investment and operation.

*5* Mr. Steuart and members of his immediate family own approximately 50% of the beneficial interest in a closely held corporation, Steuart Investment Company ("Steuart Company") which is involved in real-estate development and other business endeavors. Steuart Company is an indirect owner of approximately 26% of the membership interest of Smart Building Investors, LLC ("Smart Building"), a Delaware limited liability company. Approximately 73% of Smart Building is owned by a commingled pension trust for which Morgan Guaranty Trust Company ("Morgan Guaranty") serves as trustee. Morgan Guaranty is an affiliate of the Fund's Adviser.

*6* The principal business of Steuart Investment Company is real estate investment and operation.

*7* The principal business of The Johnston-Lemon Group, Incorporated is a financial services holding company.


                    DIRECTOR COMPENSATION AND FUND OWNERSHIP


                                AGGREGATE COMPENSATION*1*   AGGREGATE DOLLAR
                                FROM THE FUND*2*            RANGE*3* OF SHARES
                                DURING FISCAL YEAR          OWNED IN THE FUND AS
NAME                            ENDED DECEMBER 31,  2001    OF April 15, 2002
----                            ----- -------- ---  ----    -- ----- --- ----

                              Independent Directors

Cyrus A. Ansary               $ 2,800                            None
Daniel J. Callahan III        $    400                           None
James C. Miller III           $    400                        $1-$10,000
T. Eugene Smith               $ 3,000                        More than $100,000
Leonard P. Steuart, II        $ 2,800                         $10,001-$50,000
Margita E. White              $ 3,000                         $10,001-$50,000

                              Interested Directors

James H. Lemon, Jr.           None                           More than $100,000
Harry J. Lister               None                           More than $100,000
Jeffery L. Steele             None                           $50,001-$100,000

*1* The Fund currently pays each "independent" director an attendance fee of $400 for each Board of Directors meeting and $200 for each committee meeting attended.

*2* No director serves on any other fund board in the JPMorgan fund complex. None has any pension or retirement benefit from the Fund.

*3* Ownership disclosure is made using the following ranges: none; $1-10,000; $10,001-50,000; $50,001-100,000; and more than $100,000.


     The Fund has an Audit Committee composed of T. Eugene Smith (Chair), Cyrus
A. Ansary, Leonard P. Steuart II and Margita E. White, all of whom are not considered "interested persons" of the Fund within the meaning of the 1940 Act ("independent directors"). The function of the Committee is the oversight of the Corporation's accounting and financial reporting policies. The Committee acts as a liaison between the Fund's independent auditors and the full Board of Directors.

         The Fund has a Governance Committee composed of Leonard P. Steuart, II (Chair) and all other independent directors. The Committee's functions include reviewing all contracts and agreements with the Fund, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Directors. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Fund, c/o the Fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.

         The Fund has a Proxy Committee composed of Margita E. White (Chair), Harry J. Lister and T. Eugene Smith. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the Fund's portfolio, making determinations with regard to certain contested proxy voting issues and discussing related current issues.

    There were five Board of Directors meetings, one Audit Committee meeting, two Governance Committee meetins and one Proxy Committee meeting during the fiscal year ended December 31, 2001. All directors attended more than 80% of all Board meeting and meetings of the Committees of which they were members.


                               OTHER FUND OFFICERS

NAME                                                                    OFFICER
(POSITION WITH FUND) *1*        PRINCIPAL                           CONTINUOUSLY
AGE                             OCCUPATION *2*                             SINCE
---                             ---------- ---                             -----

Stephen Hartwell                Chairman,                                  1985
(Executive Vice President)   Washington Management Corporation
87

Howard L. Kitzmiller         Director, Senior Vice President,              1985
(Senior Vice President       Secretary and Assistant Treasurer,
and Secretary)               Washington Management Corporation
71

Michael W. Stockton          Vice President, Assistant Secretary           1993
(Vice President, Treasurer,  and Assistant Treasurer,
Chief Financial Officer      Washington Management Corporation
and Assistant Secretary)
35

Ralph S. Richard                Director, Vice President and Treasurer,    1998
(Vice President)             Washington Management Corporation
83

Lois A. Erhard               Vice President,                               1987
(Vice President)             Washington Management Corporation
49

J. Lanier Frank              Assistant Vice President,                     1995
(Assistant Vice President)   Washington Management Corporation
41

Ashley L. Shaw *3*           Assistant Secretary,                          2000
(Assistant Secretary and     Washington Management Corporation;
Assistant Treasurer)         Attorney/Law Clerk
33

The address for all Officers is the Office of the Fund, 1101 Vermont Avenue, Suite 600, Washington, DC 20005.

*1* Officers hold office until their respective successors are elected, or until they resign or are removed.

*2* Reflects current principal occupation and principal employment during the past five years. Corporate positions may have changed during the period.

*3* Ashley L. Shaw is the daughter of James H. Lemon, Jr.

Directors of the Fund, acting on behalf of shareholders, direct and coordinate the Fund's overall policies and have retained the services of the Business Manager and Adviser to operate the Fund.

As of April 15, 2002 officers and directors as a group owned beneficially or of record approximately 93,691 shares of the Fund (4%).

                                 CODES OF ETHICS

The Fund, the Business Manager, the Distributor and the Adviser have adopted codes of ethics pursuant to Rule 17j- 1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. Such purchases, however, are subject to procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.

                     INVESTMENT ADVISORY AND OTHER SERVICES

J.P. Morgan Investment Management Inc. acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Directors may determine, JPMIM is responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, JPMIM provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's assets shall be held uninvested. The Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund.

As compensation for services rendered to the Fund, the Fund pays the Adviser a fee, computed daily and paid monthly, of .500% per annum on the Fund's average daily net assets.

Washington Management Corporation acts as business manager to the Fund pursuant to a Business Management Agreement. The primary function of the Business Manager is to oversee the various services and operations of the Fund. The Business Manager provides services necessary to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance. The Business Manager provides similar services to other mutual funds.

The Fund also pays the Business Manager, as compensation for services rendered to the Fund, a fee computed daily and paid monthly, of .175% per annum on the Fund's average daily net assets.

During the fiscal year ended December 31, 2001 the Business Manager received a fee of $190,066 and the Investment Adviser $216,036. During fiscal year ended December 31, 2000, the Business Manager received $216,036 and the Adviser received $232,544. Comparable fees for the fiscal year ended December 31, 1999 were $248,226 and $272,869 respectively. Washington Investment Advisers served as the Fund's Adviser for fiscal 1999- 2001. The business manager and its affiliates made an additional investment of $5,000,000 in the Fund in December 2001. Its aggregate holdings equaled approximately $19.3 million as of the date of this statement of additional information. The shares may be redeemed at anytime, but the redemption will be subject to the Fund's redemption in kind policy, described below.

The Fund pays all expenses not assumed by the Adviser or Business Manager. Expenses paid by the Fund include custodian, stock transfer and dividend disbursing fees and accounting and record keeping expenses; distribution expenses pursuant to a plan under Rule 12b-1 of the 1940 Act; costs of designing, printing and mailing reports, prospectuses, proxy statements and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal registration and state fees); legal and audit fees and expenses; compensation, fees and expenses paid to Directors who are not interested persons of the Fund; association dues; and costs of stationery and forms prepared exclusively for the Fund.

The Advisory and Business Management Agreements are subject to annual approval by (i) the Board of Directors of the Fund or (ii)vote of a majority (as defined in the Act) of the outstanding shares of the Fund, provided that in either event the continuance is also approved by a majority of the Directors who are not "interested persons" of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was last approved by shareholders at a meeting on December 5, 2001. The Business Management Agreement was last approved by shareholders at a meeting on April 29, 1991. The current Agreements are effective through the year ended December 31, 2002. The Investment Advisory and Business Management Agreements are each terminable without penalty on not less than 60 days' notice by the Board of Directors of the Fund or by vote of the holders of a majority of the Fund's shares. Each will terminate automatically in the event of its assignment.

The Washington Management Corporation Foundation, a charitable foundation established by the Business Manager, located at 1101 Vermont Avenue, N.W., makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Code. Directors and officers of the Fund, as well as all employees of the Business Manager and affiliates, may participate in a gift matching program sponsored by the Foundation.

                      CUSTODIAN, TRANSFER AGENT AND AUDITOR

The JPMorgan Chase Bank (the "Custodian"),located at One Chase Manhattan Plaza, New York, NY 10081, serves as the Fund's custodian. As Custodian, it maintains custody of Fund assets, settles portfolio purchases and sales, collects portfolio income, maintains general ledger and capital stock accounts and investment ledgers, prepares daily trial balances and calculates net asset values. DST Systems, Inc. (the "Transfer Agent"), located at 210 W. 10th Street, Kansas City, MO 64105, serves as the Fund's transfer agent. The Transfer Agent maintains the Fund's official record of shareholders and, as dividend agent, is responsible for crediting dividends to shareholder accounts.

PricewaterhouseCoopers LLP, independent auditors, located at 1177 Avenue of the Americas, New York, NY 10036, has been selected as auditor for the Fund for fiscal 2002. In such capacity, PricewaterhouseCoopers will conduct an annual audit of the Fund, meet with the Fund's Audit Committee and management at least annually, read filings, such as Form N-SAR and registration statement amendments, prepare tax returns, and read the Fund's annual and semi-annual reports. Johnson, Lambert & Co. performed these services through fiscal 2001.


                              SHAREHOLDER SERVICING

The Fund may enter into a shareholder servicing agreement (the "Shareholder Serving Agreement") with JPMorgan Chase Bank pursuant to which JPMorgan Chase Bank acts as shareholder servicing agent for its customers and for other Fund investors who are customers of financial professionals. Under this agreement, JPMorgan Chase Bank is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's Transfer Agent; transmitting purchase and redemption orders to the Fund's Transfer Agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMorgan Chase Bank for these services a fee at an annual rate of up to 0.25% for Class A and Class B Shares (expressed as a percentage of the average daily net asset values of Fund shares owned by or by shareholders for whom JPMorgan Chase Bank is acting as shareholder servicing agent). JPMorgan acts as shareholder servicing agent for all shareholders.

The Fund may be sold to or through financial intermediaries who are customers of JPMorgan Chase Bank ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by JPMorgan Chase Bank or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.


                       DISTRIBUTOR AND DISTRIBUTION PLANS

J.P. Morgan Fund Distributors, Inc. serves as the Fund's exclusive distributor. The Distributor holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Fund, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of a Distribution Agreement (the "Distribution Agreement"). Under the terms of the Distribution Agreement between the Distributor and the Fund, the Distributor receives no compensation in its capacity as the Fund's distributor. The Distributor is a wholly owned, indirect subsidiary of The BISYS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies. The Distribution Agreement will continue in effect with respect to the Fund only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Directors of the Fund and a vote of the Directors who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors of the Fund, including a vote of a majority of the Directors who are not "interested persons" of the Fund, or by a vote of the holders of a majority of the Fund's outstanding shares. The principal offices of the Distributor are located at 1211 Avenue of the Americas, New York, New York 10036.

The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") pertaining to its Class A and Class B Shares of the Fund, which provides that each of such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the Prospectus. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of shares will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of the Fund may also benefit the Fund's other shares and other JPMorgan Funds.

Class A Shares pay a Distribution Fee of up to 0.25% of average daily net assets and Class B Shares pay a Distribution Fee of up to 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B Shares of up to 4.00% of the purchase price of such shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B Shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plans may be used to compensate broker- dealers with dealer service fees in an amount not to exceed 0.25% annualized of the average net asset values of Class A Shares or 0.25% annualized of the average net asset value of the Class B Shares. maintained in the Fund by such broker-dealers' customers. Dealer service fees on Class B Shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class B Shares.

With respect to Class B Shares, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B Shares in any one year will be accrued and paid by the Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Class B Shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B Shares. However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan. Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Directors and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of such Distribution Plan or in any agreement related to such Plans ("Qualified Directors"). The Distribution Plans require that the Fund shall provide to the Board of Directors, and the Board of Directors shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plans. The selection and nomination of Qualified Directors shall be committed to the discretion of the disinterested Directors (as defined in the 1940 Act) then in office. A Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act). The Distribution Plans may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Directors and the Qualified Directors. The Fund will preserve copies of any plan, agreement or report made pursuant to the Distribution Plans for a period of not less than six years from the date of the Distribution Plans, and for the first two years such copies will be preserved in an easily accessible place. The table below sets forth the Distribution Fees paid to the Distributor for the fiscal periods indicated:

The total amount paid to the Distributor under the Class A Distribution Plan for the fiscal year ended December 31, 2001 was $113,000. Only actual expenses of the Distributor, categories of which have been pre-approved, can be reimbursed up to the limit of 0.25% of average daily net assets annually under such Plan. Those amounts were expended as follows and such expenditures were reviewed quarterly by the Fund's Board of Directors:

        Service Fees to Dealers                      $96,000

        Printing and mailing of prospectuses
        other than to existing shareholders          $   6,000

        Distributor's Selling and
        Servicing Expenses                           $ 11,000


The Fund began its Class B Distribution Plan on December 31, 2001.
With respect to the Class B Shares of the Fund, the full 0.75% annual Distribution Fee is paid to FEP Capital, L.P. as compensation for acting as finance agent, regardless of FEP's expenses.

                             PORTFOLIO TRANSACTIONS

The Adviser places orders for the Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund.

Fixed-income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Fund transactions for the Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may engage in short-term trading consistent with its objective.

In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

In selecting a broker, the Adviser considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser decides that the broker chosen will provide the best execution. The Adviser monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Directors of the Fund review regularly the reasonableness of commissions and other transaction costs incurred by the Funds in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Adviser and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Adviser has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, Fund strategy services, quantitative data and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of the Fund. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.

The Fund's brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2001, 2000, and 1999 amounted to $14,960, $19,308,and $19,293, respectively. Differences in commission amounts reflect essentially differences in aggregate dollar amount of the portfolio transactions.

Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Fund's brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Fund may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Directors of the Fund that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well its other customers, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

 If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Adviser for other of its clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund is a diversified, open-end investment company which was incorporated under the laws of the State of Maryland on May 24, 1985. The Fund offers Class A and Class B Shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the Fund's rule 18f-3 Plan. Class A and Class B shareholders have exclusive rights with respect to the respective class' rule Distribution Plan adopted in connection with the distribution of shares on other matters in which the interests of one class are different from the interests of another class. Shares of all classes of the Fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class in matters that affect that class alone. At the request of the holders of at least 10% of the shares, the Fund will hold a meeting at which the board or a Member of the Board could be removed by a majority vote. There will not usually be a shareholder meeting in any year, except, for example, when the election of the Board is required to be acted upon by shareholders under the1940 Act.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close the investor's account. If the investor's account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out such account and send the proceeds to the address of record. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectus are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in the account application. The telephone exchange privilege is not available if an investor was issued certificates for shares that remain outstanding.

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

If you are selling Fund shares having an aggregate net asset value greater than $250,000, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund in lieu of cash. The redemption in kind will be effected at approximately the shareholder's proportionate share of the Fund's current net assets. The distributed securities are valued in the same manner as they are valued for purposes of calculating net asset value. The distributed securities shall be selected as follows: The redemption in kind will be made using only those common stocks which individually have an asset value equal to or greater than 5% of the net assets of the Fund. If there are no stocks which represent 5% of the Fund's net assets or insufficient quantity of such 5% holdings exist to effect the redemption in kind, then those holdings representing 4% or more of the Fund's net assets will be used, and if there are no such stocks or sufficient amounts of such stocks, then those holdings which are equal to or greater than 3% of net assets will be used. In making a redemption in kind, the Fund will make the redemption using no more than the five largest of the Fund's holdings, with the amount of each security determined as follows: The Fund will not distribute an amount of any security that will reduce the net asset value of that holding below 1% of the Fund's net assets. The percentage amount of each security to be distributed to the redeeming shareholder will be approximately equal to the percentage amount that each such security represents of the aggregate net asset value of all the securities that will be distributed to the redeeming shareholder. For example, if the Fund's holdings of common stock XYZ Corporation represents 30% of the aggregate net asset value of the 5 stocks to be distributed to the redeeming shareholder, then 30% of the net asset value of the redemption in kind will consist of common stock of XYZ Corporation. Adjustments may be made to avoid reducing the Fund's holdings of a particular security below 1% of the Fund's net asset value. Shareholders receiving securities instead of cash for redemption proceeds may incur costs in selling such securities as well as market risk until such securities are sold.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

Each investor in the Fund may add to or reduce its investment in the Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time; however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in the Fund will be determined by multiplying the net asset value (the "NAV") of the Fund by the percentage representing that investor's share of the aggregate beneficial interests in the Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of the investor's purchase. The Fund receives the NAV. The sales charge is allocated between the investor's broker-dealer and the Fund's Distributor as shown in the following table, except when the Fund's Distributor, in its discretion, allocates the entire amount to the investor's broker-dealer. The broker-dealer allocation for the Fund on Class A Shares is set forth below:



                                                              Amount of
                                                            sales charge
                                  Sales charge as a         reallowed to
  Amount of transaction at         percentage of:           dealers as a
                                             Net Amount     percentage of
     offering price ($)      Offering Price  Invested     offering price
     -------- ----- ---      -------- -----  --------       --------
Under 100,000                 5.75           6.10               5.00
100,000 but under             3.75           3.90               3.25
250,000
250,000 but under             2.50           2.56               2.25
500,000
500,000 but under             2.00           2.04               1.75
1,000,000


There is no initial sales charge on purchases of Class A Shares of $1 million or more.

At times the Fund's Distributor may reallow up to the entire sales charge to certain broker-dealers. In those instances, broker-dealers selling Class A Shares of the Fund may be deemed to be underwriters under the1933 Act.

The Fund's Distributor pays broker-dealers commissions on net sales of Class A Shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Fund's Distributor may withhold such payments with respect to short-term investments.

Effective January 1, 2002, clients of broker-dealers that received finders' fees described above will be subject to a contingent deferred sales charge ("CDSC") based on the lesser of the cost of the shares being redeemed or their net assets at the time of redemption if shares are redeemed within 12 months of the purchase date. If shares are held for up to 6 months there will be a CDSC of 1.00% and if shares are held 6 to 12 months there will be a CDSC of 0.75%.


Investors may be eligible to buy Class A Shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan Funds' combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.

 Investors in Class A Shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A Shares in the Fund with purchases of Class A Shares of any other JPMorgan Fund (or if a fund has only one class, shares of such fund), excluding shares of any JPMorgan money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A Shares during the 13-month period. All Class A or other qualifying shares of these funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement. The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

Class A shares of a fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) NAV or (ii) cost of any shares acquired and still held in the fund, or any other JPMorgan Fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quantity Discount is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) purchased thereafter. An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A Shares of a fund (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of a fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such fund) purchased thereafter.

No initial sales charge will apply to the purchase of the Fund's Class A Shares if (i) investing proceeds from a qualified retirement plan where a portion of the plan was invested in the former Chase Vista Funds, (ii) investing through any qualified retirement plan with 50 or more participants, or (iii) one is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

Purchases of a Fund's Class A Shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

Purchases of a Fund's Class A Shares may be made with no initial sales charge
(i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Purchases of a Fund's Class A Shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's Distributor or the JPMorgan Funds Service Center.

A Fund may sell Class A Shares without an initial sales charge to the current and retired Directors (and their immediate families), current and retired employees (and their immediate families) of the Business Manager, current and retired employees (and their immediate families) of J.P. Morgan Chase & Co. ("JPMorgan Chase"), the Fund's Distributor and Transfer Agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's Distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in JPMorgan Funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies of scale in sales effort and expense.

Shareholders of record of any JPMorgan Fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A Shares with no initial sales charge for as long as they continue to own Class A Shares of any JPMorgan Fund, provided there is no change in account registration.

Upon written request, Class A shareholders of a Fund have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B shareholders who have redeemed their shares and paid a CDSC with respect to such redemption may purchase Class A Shares with no initial sales charge (not in excess of the redemption) if the purchase occurs within 90 days of the redemption of the Class B and Class C shares.

Shareholders may exchange their shares in the Fund for shares of the same class in any other JPMorgan Fund that offers such share class. The shareholder will not pay a sales charge for such exchange. The Fund or JPMorgan Chase may discontinue this exchange privilege at any time.

The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may charge an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter. Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

Under the Exchange Privilege, shares may be exchanged for shares of the same class of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

The Funds' Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares. The distributor keeps the entire amount of any CDSC the investor pays.

The CDSC for Class B Shares will be waived for certain exchanges and for redemptions in connection with the Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the CDSC will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B Shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

Class B Shares automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative NAVs per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. If the purchase of Class A Shares occurs within 90 days of the redemption of the B Shares, there is no initial sales charge ( not in excess of the redemption). At the time of the conversion, the NAV per share of the Class A Shares may be higher or lower than the NAV per share of the Class B Shares; as a result, depending on the relative NAVs per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

Investors may incur a fee if they effect transactions through a broker or agent.



                                 NET ASSET VALUE

The Fund computes its net asset value once daily Monday through Friday at the time stated in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Da, and Christmas Day. The Fund may also close for purchases and redemptions at such other times as may be determined by the Board of Directors to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.

The net asset value of the Fund is equal to the Fund's investments less the Fund's liabilities. The following is a discussion of the procedures used by the Fund in valuing its assets.

The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ"), is based on the last sale prices on the exchange on which a security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked prices is less than the last sales price of the foreign local shares, in which case the security shall be valued at the last sales price of the local shares.

Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Fund's Adviser, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

Options on stock indices traded on national securities exchanges are valued at their sale price as of the close of options trading on such exchanges which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.

Fixed-income securities with a maturity of 60 days or more are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Fixed-income securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Funds' net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third party broker.

Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

                                   TAX STATUS

The Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Code. Qualification and election to be taxed as a regulated investment company involve no supervision or management by any government agency. To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its net investment income and meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to income tax on that portion of its net investment income and net realized capital gains distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its dividends and distributions will be taxable to shareholders as ordinary income dividends regardless of whether such distributions were derived from the Fund's net long-term capital gains.

The Fund will be subject to a non-deductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax the Fund must distribute during each calendar year
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the twelve-month period ending on December 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends, to the extent practicable, to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if it is declared by the Fund in December, with a record date in that month, and paid by the Fund by January 31 of the following year. Such distributions will be taxable to shareholders in the year the distributions are declared, rather than the year in which the distributions are received.

Dividends from net investment income and net short-term capital gain distributions are taxable to shareholders as ordinary income. To the extent determined each year, such dividends are eligible for the dividends received deduction available to corporations.

Distributions of net long-term capital gains are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss by a shareholder on the sale of shares of the Fund with respect to which long-term capital gain distributions have been paid will, to the extent of such long-term capital gain distributions, be treated as long-term capital loss even though such shares have been held by the shareholder for less than one year.

All dividends and distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of such payments.

Distributions and dividends by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, it nevertheless would be taxable to the shareholder as ordinary income or capital gains as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Therefore, those purchasing Fund shares just prior to a distribution will receive a return of capital upon the ensuing distribution which will nevertheless be taxable to them.

Upon redemption, sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his cost basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term depending on the shareholder's holding period for the shares.

A gain realized on a redemption will not be affected by exercise of the reinstatement privilege. A loss realized on a redemption, however, will be disallowed to the extent the shares redeemed are replaced pursuant to exercise of the reinstatement privilege. In such case, the basis of the shares acquired pursuant to the exercise of the reinstatement privilege will be adjusted to reflect the disallowed loss.

The Fund is required to report to the Internal Revenue Service (the "IRS") all dividends and distributions as well as gross proceeds from the redemption of Fund shares, except in the case of certain exempt shareholders. All dividends and proceeds will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct Taxpayer Identification Number or Social Security Number, (2) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such dividends or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions and dividends by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that dividends to them would be subject to withholding of U.S. tax.

                                PERFORMANCE DATA

From time to time, the Fund may quote performance in terms of actual distributions, average annual and aggregate annual total returns or capital appreciation in reports, sales literature and advertisements published by the Fund.

The Fund may provide periodic and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A Shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B Shares, the average annual total rate of return figures will assume deduction of the applicable CDSC imposed on a total redemption of shares held for the period. One-, five-, ten-year periods will be shown, unless the class has been in existence for a shorter period. The Fund presents performance information for each class thereof since the commencement of operations of the Fund as the JPMorgan

Value Opportunities Fund, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the Fund is therefore based on the performance history of predecessor class or classes. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum CDSC (in the case of Class B Shares) when presented inclusive of sales charges. Additional performance information may be presented which does not reflect the deduction of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the period presented and have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

Total Return Quotations. As required by regulations of the SEC, the average annual total return of the Fund for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

The Fund began operating under its new name, objective, investment adviser and operating policies on December 31, 2001 and therefore has no historic performance to present.


                              FINANCIAL STATEMENTS

The Investment Portfolio, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, and Report of Independent Accountants (Annual Report only) contained in the Annual Report dated December 31, 2001 and on file with the SEC are hereby incorporated by reference into this Statement of Additional Information. Effective December 31, 2001, the Fund changed its name, investment objective, certain investment policies and restrictions, as well as investment adviser. Prior to that time, the Fund operated as The Growth Fund of Washington. Please consider these factors when viewing the Fund's historic financial reports.

                                                      PART C
                                                 OTHER INFORMATION

Item 23. Exhibits


a.   Filed December 27, 2001 under Registrant filing 485BPOS

b.   Filed December 27, 2001 under Registrant filing 485BPOS


c.   N/A


d.   Filed December 27, 2001 under Registrant filing 485BPOS

e.   Filed December 27, 2001 under Registrant filing 485BPOS


f.   None

g.   Filed April 17, 1997 under Registrant filing 485BPOS.


h.   Filed December 27, 2001 under Registrant filing 485BPOS

i.   Filed December 27, 2001 under Registrant filing 485BPOS


j.   Consent of Independent Accountants

k.   None.

l.   Filed August 5, 1985 under Registrant Pre-Effective Amendment No. 3.


m.   Filed December 27, 2001 under Registrant filing 485BPOS

n.   Filed December 27, 2001 under Registrant filing 485BPOS

p.   Filed December 27, 2001 under Registrant filing 485BPOS


Item 24. Persons Controlled by or under Common Control With Registrant.
         --------------------------------------------------------------
           None

Item 25.  Indemnification.
          ----------------

     Article VI, paragraph (3) of the Registrant's Articles of Incorporation provides as follows:

                  (3) Each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the general laws of the State of Maryland, subject to the requirements of the 1940 Act.

                  Article XII of Registrant's By-Laws provides as follows:

                                                    ARTICLE XII

         Indemnification of Directors, Officers, and Employees

                  The Corporation shall indemnify to the full extent authorized by law any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that he, is or was a director, officer, or employee of the Corporation or serves or served any other enterprise as a director, officer, or employee at the request of the Corporation, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Section 2-418 of the Maryland General Corporation Law provides as follows:

ss. 2-418.    Indemnification of directors, officers, employees and agents.


(a) Definitions. -- In this section the following words have the meanings indicated.


                  (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

                  (2) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                  (3)      "Expenses" include attorney's fees.

                  (4)      "Official capacity" means the following:

                         (i) When used with  respect to a director,  the officer
                    or a director in the corporation; and

                         (ii) When used with  respect  to a person  other than a
                    director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship  undertaken by
                    the employee or agent in behalf of the corporation.

                         (iii) "Official  capacity" does not include service for
                    any other foreign or domestic corporation or any partnership, joint venture, other enterprise, or employee benefit plan.

          (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

          (6) "Proceeding" means any threatened pending or contemplated  action,
     suit  or  proceeding,   whether   civil,   criminal,   administrative,   or
     investigative.

         (b)      Permitted indemnification of director.
                  -------------------------------------

                  (1) A Corporation may indemnify any director made a party to any proceeding by reason of service in that capacity if the director:

                           (i)      Acted in good faith;

                           (ii)     Reasonably believed:

               1. In the case of conduct in the director's official capacity with the corporation, that the conduct was in the best interests of the corporation; and

               2. In all other cases, that the conduct was at least not opposed to the best interests of the corporation; and

               (iii)In the case of any criminal  proceeding,  had no  reasonable cause to believe that the conduct was unlawful.

                  (2)(i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                    (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may be made only against reasonable expenses and may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                  (3) The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

         (c) No indemnification of director liable for improper personal benefit. -- A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

               (d)  Required   indemnification   against  expenses  incurred  in
                    successful defense. -- Unless limited by the charter:

                  (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection
         (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                  (2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                           (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                           (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection
         (c) shall be limited to expenses.

                  (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

         (e)      Determination that indemnification is proper.


                  (1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                  (2)      Such determination shall be made:

                           (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                           (ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

                           (iii)    By the stockholders.

                  (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

               (4)  Shares held by directors  who are parties to the  proceeding
                    may  not  be  voted  on  the  subject   matter   under  this
                    subsection.

         (f)      Payment of expenses in advance of final disposition of action.


                  (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, after a determination that the facts then known to those making the determination would not preclude indemnification under this section, upon receipt by the corporation of:

                           (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                           (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                  (2) The undertaking required by subparagraph (ii) of paragraph
         (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                  (3) Determinations and authorizations of payments under this subsection shall be in the manner specified in subsection (e) of this section.

         (g) Validity of indemnification provision. -- A provision for the corporation to indemnify a director who is made a party to a proceeding, whether contained in the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, except as contemplated by subsection (k) of this section, is not valid unless consistent with this section or, to the extent that indemnity under this section is limited by the charter, consistent with the charter.

          (h) Reimbursement of director's expenses incurred while appearing as witness. -- This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

          (i) Director's service to employee benefit plan. -- For purposes of this section:

                  (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

               (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                  (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

         (j)      Officer, employee or agent. -- Unless limited by the charter:

                  (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                  (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                  (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

         (k) Insurance. -- A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

     (l) Report of indemnification to stockholders. -- Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting. (1981, ch. 737.)

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Reference is also made to the Distribution Agreement and Underwriting Agreement previously filed with the Commission.

Item 26. Business and Other Connections of Investment Adviser

     The business of the Adviser is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of J.
P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).


ITEM 27.   Principal Underwriters

     (a) J. P. Morgan Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., is the underwriter for the Registrant.

     J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:


J.P. Morgan Funds
Fleming Mutual Fund Group, Inc.
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Mutual Fund Group
Mutual Fund Investment Trust
Mutual Fund Master Investment Trust
Mutual Fund Select Group
Mutual Fund Select Trust
Mutual Fund Trust
Mutual Fund Variable Annuity Trust
Growth and Income Portfolio
JPMorgan Value Opportunities Fund, Inc.

     (b) The following are the Directors and officers of J. P. Morgan Funds Distributor, Inc., a wholly-owned subsidiary of The BISYS Group, Inc..





                                                   Position and Offices with             Position and Offices with
                        Name                              Distributor                         the Registrant
-------- ----------------------------------- -------------------------------------  -----------------------------------


&        Lynn J. Mangum                      Chairman                               None
&        Olusegun T. Lawal                   Chief Operations Officer               None
&        Dennis Sheehan                       Treasurer /Director                   None




#        William J. Tomko                    President                              None
&        Kevin J. Dell                       Secretary                              None
&        Edward S. Forman                    Assistant Secretary                    None
         Richard F. Frio                     Chief Compliance Officer               None
         60 State Street
         Boston, MA 02109

#        Charles L. Booth                    Vice President/                        None
                                             Assistant Compliance
                                             Officer




* Address is 150 Clove Street, Little Falls, NJ 07424 # Address is 3435 Stelzer Road, Columbus, OH 43219 & Address is 90 Park Avenue, New York, NY 10016

         (C)      None

ITEM 28.          Location of Accounts and Records

                  The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                                    Name                      Address
J.P. Morgan Fund Distributors, Inc., a wholly-owned  1211 Avenue of the Americas
subsidiary of  The BISYS Group, Inc.                 New York, NY 10036
DST Systems, Inc. (transfer agent)                   210 W. 10th Street
                                                     Kansas City, MO  64105
JPMorgan Chase Bank (custodian)                      4 Chase MetroTech Center
                                                     Brooklyn, NY 11245
Washington Management Corporation (business manager) 1101 Vermont Ave., NW
                                                     Washington, DC  20005
JPMorgan Fleming Asset                               522 Fifth Avenue
         Management, Inc. (investment adviser)       New York, NY 10036

ITEM 29.          Management Services

                  Not applicable


ITEM 30.          Undertakings

                  Not applicable

                             SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 30th day of April, 2002.


                                          JPMORGAN VALUE OPPORTUNITES FUND, INC.


                                                  By       /S/ Jeffrey L. Steele
                                                                       President

     Counsel represents the amendment does not contain disclosures that would make it ineligible for effectiveness under the provisions of Rule 485(b).


                                            By /S/ Howard L. Kitzmiller, Esquire

     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 30, 2002 by the following persons in the capacities indicated.

         SIGNATURE                            TITLE

(1)      Principal Executive Officer:

         /S/ Jeffrey L. Steele                President


(2)      Principal Financial Officer and
         Principal Accounting Officer:

         /S/Michael W. Stockton               Vice President,
                                              Secretary, and
                                              Treasurer, Chief Financial Officer
(3)      Directors

         James H. Lemon*                      Chairman of the Board
         Cyrus A. Ansary*                     Director
         Daniel J. Callahn*                   Director
         Harry J. Lister*                     Director
         James C. Miller III*                 Director
         T. Eugene Smith*                     Director
         Leonard P. Steuart II*               Director
         Margita E. White*                    Director

         * /S/By Howard L. Kitzmiller, Attorney-in-fact